                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08234
                                    -------------------------------------------

                         TIFF Investment Program, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,
              West Conshohocken, PA                         19428
-------------------------------------------------------------------------------
           (Address of principal executive offices)       (Zip code)

Richard J. Flannery, President and Chief Executive Officer
Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,
West Conshohocken, PA 19428
-------------------------------------------------------------------------------
                                        (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 684-8000
                                                     --------------------------

Date of fiscal year end:   12/31/2008
                           ------------------------

Date of reporting period:  3/31/2008
                           ------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ending March 31, 2008 is filed herewith.

-----------------------------------------------------------------------------------------------------------------------------
TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)                                                    MARCH 31, 2008

                                                                                               NUMBER OF
                                                                                                 SHARES             VALUE

INVESTMENTS -- 104.1% OF NET ASSETS
COMMON STOCKS -- 31.6%

US COMMON STOCKS -- 13.1%

AEROSPACE & DEFENSE -- 0.2%
Boeing Co.                                                                                          8,100      $      602,397
L-3 Communications Holdings, Inc.                                                                   5,300             579,502
Lockheed Martin Corp.                                                                               7,400             734,820
Northrop Grumman Corp.                                                                              8,200             638,042
Raytheon Co.                                                                                       22,000           1,421,420
                                                                                                               --------------
                                                                                                                    3,976,181
                                                                                                               --------------

AIRLINES -- 0.1%
AMR Corp. (a)                                                                                      88,800             800,976
Northwest Airlines Corp. (a)                                                                       77,300             694,927
US Airways Group, Inc. (a)                                                                         31,700             282,447
                                                                                                               --------------
                                                                                                                    1,778,350
                                                                                                               --------------

AUTOMOBILES -- 0.0%
Fleetwood Enterprises, Inc. (a)                                                                   147,100             676,660
                                                                                                               --------------

BEVERAGES -- 0.0%
Coca-Cola Enterprises, Inc.                                                                         8,600             208,120
Molson Coors Brewing Co., Class B                                                                   4,100             215,537
PepsiCo, Inc.                                                                                       8,200             592,040
                                                                                                               --------------
                                                                                                                    1,015,697
                                                                                                               --------------

BIOTECHNOLOGY -- 0.0%
Amgen, Inc. (a)                                                                                     4,900             204,722
                                                                                                               --------------

CAPITAL MARKETS -- 0.2%
Ameriprise Financial, Inc.                                                                         15,340             795,379
Bear Stearns Companies, Inc. (The)                                                                 10,413             109,232
Charles Schwab Corp. (The)                                                                         29,300             551,719
Franklin Resources, Inc.                                                                            5,100             494,649
Goldman Sachs Group, Inc.                                                                           4,400             727,716
Merrill Lynch & Co., Inc.                                                                          20,127             819,974
Morgan Stanley                                                                                     11,300             516,410
TD Ameritrade Holding Corp. (a)                                                                    12,600             208,026
                                                                                                               --------------
                                                                                                                    4,223,105
                                                                                                               --------------

CHEMICALS -- 0.1%
Dow Chemical Co. (The)                                                                             12,300             453,255
Scotts Miracle-Gro Co. (The), Class A                                                              53,200           1,724,744
                                                                                                               --------------
                                                                                                                    2,177,999
                                                                                                               --------------

COMMERCIAL BANKS -- 0.2%
Fifth Third Bancorp                                                                                12,200             255,224
SunTrust Banks, Inc.                                                                                6,400             352,896
Wachovia Corp.                                                                                    139,500           3,766,500
                                                                                                               --------------
                                                                                                                    4,374,620
                                                                                                               --------------

COMMERCIAL SERVICES & SUPPLIES -- 0.3%
Pitney Bowes, Inc.                                                                                 62,900           2,202,758
Viad Corp.                                                                                         50,828           1,830,316
Watson, Wyatt Worldwide, Inc., Class A                                                             41,100           2,332,425
                                                                                                               --------------
                                                                                                                    6,365,499
                                                                                                               --------------

COMMUNICATIONS EQUIPMENT -- 0.0%
Cisco Systems, Inc. (a)                                                                            18,300             440,847
Juniper Networks, Inc. (a)                                                                         14,100             352,500
QUALCOMM, Inc.                                                                                      5,200             213,200
                                                                                                               --------------
                                                                                                                    1,006,547
                                                                                                               --------------

COMPUTERS & PERIPHERALS -- 0.3%
Dell, Inc. (a)                                                                                     39,800             792,816
Hewlett-Packard Co.                                                                                98,400           4,492,944
International Business Machines Corp. (IBM)                                                         3,100             356,934
Sun Microsystems, Inc. (a)                                                                        130,288           2,023,373
                                                                                                               --------------
                                                                                                                    7,666,067
                                                                                                               --------------

CONSUMER FINANCE -- 0.0%
American Express Co.                                                                               20,800             909,376
                                                                                                               --------------

CONTAINERS & PACKAGING -- 0.0%
Smurfit-Stone Container Corp. (a)                                                                 123,200             948,640
                                                                                                               --------------

DISTRIBUTORS -- 0.1%
Genuine Parts Co.                                                                                  66,800           2,686,696
                                                                                                               --------------

DIVERSIFIED CONSUMER SERVICES -- 0.0%
Apollo Group, Inc., Class A (a)                                                                     3,200             138,240
                                                                                                               --------------

DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Bank of America Corp.                                                                             138,900           5,265,699
Citigroup, Inc.                                                                                   213,700           4,577,454
J.G. Wentworth Inc. (b)                                                                            30,400             364,800
JPMorgan Chase & Co.                                                                               27,500           1,181,125
Moody's Corp.                                                                                      39,800           1,386,234
                                                                                                               --------------
                                                                                                                   12,775,312
                                                                                                               --------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
AT&T, Inc.                                                                                         25,837             989,557
Cincinnati Bell, Inc. (a)                                                                         250,700           1,067,982
Level 3 Communications, Inc. (a)                                                                  226,900             481,028
Verizon Communications, Inc.                                                                      126,500           4,610,925
                                                                                                               --------------
                                                                                                                    7,149,492
                                                                                                               --------------

ELECTRIC UTILITIES -- 0.0%
Edison International                                                                                9,600             470,592
FirstEnergy Corp.                                                                                   8,200             562,684
                                                                                                               --------------
                                                                                                                    1,033,276
                                                                                                               --------------

ELECTRICAL EQUIPMENT -- 0.1%
Rockwell Automation, Inc.                                                                           5,600             321,552
Superior Essex, Inc. (a)                                                                           66,900           1,881,228
                                                                                                               --------------
                                                                                                                    2,202,780
                                                                                                               --------------

ENERGY EQUIPMENT & SERVICES -- 0.4%
Baker Hughes, Inc.                                                                                 64,900           4,445,650
Halliburton Co.                                                                                    82,900           3,260,457
Transocean, Inc. (a)                                                                               14,045           1,898,884
                                                                                                               --------------
                                                                                                                    9,604,991
                                                                                                               --------------

FOOD & STAPLES RETAILING -- 0.4%
Costco Wholesale Corp.                                                                            109,600           7,120,712
Kroger Co. (The)                                                                                   88,800           2,255,520
Safeway, Inc.                                                                                       7,100             208,385
Sysco Corp.                                                                                        18,900             548,478
                                                                                                               --------------
                                                                                                                   10,133,095
                                                                                                               --------------

FOOD PRODUCTS -- 0.3%
Archer-Daniels-Midland Co.                                                                          8,300             341,628
ConAgra Foods, Inc.                                                                               141,800           3,396,110
General Mills, Inc.                                                                                10,500             628,740
H.J. Heinz Co.                                                                                     65,000           3,053,050
                                                                                                               --------------
                                                                                                                    7,419,528
                                                                                                               --------------

GAS UTILITIES -- 0.1%
Equitable Resources, Inc.                                                                          27,700           1,631,530
                                                                                                               --------------

HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Aetna, Inc.                                                                                        11,800             496,662
AmerisourceBergen Corp.                                                                             9,100             372,918
Brookdale Senior Living, Inc.                                                                     107,100           2,559,690
Cardinal Health, Inc.                                                                              10,800             567,108
CIGNA Corp.                                                                                        11,700             474,669
Express Scripts, Inc. (a)                                                                           7,900             508,128
Health Management Associates, Inc., Class A (a)                                                    42,400             224,296
McKesson Corp.                                                                                      6,600             345,642
Medco Health Solutions, Inc. (a)                                                                   10,400             455,416
Sunrise Senior Living, Inc. (a)                                                                    92,400           2,058,672
UnitedHealth Group, Inc.                                                                           17,500             601,300
Wellpoint, Inc. (a)                                                                                 7,000             308,910
                                                                                                               --------------
                                                                                                                    8,973,411
                                                                                                               --------------

HOTELS, RESTAURANTS & LEISURE -- 0.0%
Yum! Brands, Inc.                                                                                  15,600             580,476
                                                                                                               --------------

HOUSEHOLD DURABLES -- 0.4%
American Greetings Corp., Class A                                                                  88,500           1,641,675
California Coastal Communities, Inc. (a)                                                           91,800             444,312
Centex Corp.                                                                                       44,200           1,070,082
Garmin Ltd.                                                                                         2,100             113,421
KB Home                                                                                            59,000           1,459,070
Lennar Corp., Class A                                                                             132,000           2,482,920
Pulte Homes, Inc.                                                                                  53,800             782,790
Toll Brothers, Inc. (a)                                                                            92,700           2,176,596
                                                                                                               --------------
                                                                                                                   10,170,866
                                                                                                               --------------

HOUSEHOLD PRODUCTS -- 0.0%
Kimberly-Clark Corp.                                                                                7,900             509,945
Procter & Gamble Co.                                                                                7,100             497,497
                                                                                                               --------------
                                                                                                                    1,007,442
                                                                                                               --------------

INDUSTRIAL CONGLOMERATES -- 0.4%
3M Co.                                                                                             29,900           2,366,585
General Electric Co.                                                                              155,800           5,766,158
                                                                                                               --------------
                                                                                                                    8,132,743
                                                                                                               --------------

INSURANCE -- 0.4%
Allstate Corp. (The)                                                                               12,000             576,720
Aon Corp.                                                                                           5,600             225,120
Berkshire Hathaway, Inc., Class B (a)                                                               1,201           5,371,953
Chubb Corp.                                                                                        11,200             554,176
Loews Corp.                                                                                         5,000             201,100
MBIA, Inc.                                                                                         30,100             367,822
Mercury General Corp.                                                                              17,700             784,287
MetLife, Inc.                                                                                       9,500             572,470
Principal Financial Group                                                                           4,700             261,884
Travelers Companies, Inc. (The)                                                                    14,500             693,825
                                                                                                               --------------
                                                                                                                    9,609,357
                                                                                                               --------------

INTERNET & CATALOG RETAIL -- 0.4%
Amazon.com, Inc. (a)                                                                               25,100           1,789,630
Blue Nile, Inc. (a)                                                                                34,000           1,841,100
Liberty Media Holding Corp., Interactive, Series A (Tracking Stock) (a) (c)                        47,750             770,685
Priceline.com, Inc. (a)                                                                            30,800           3,722,488
                                                                                                               --------------
                                                                                                                    8,123,903
                                                                                                               --------------

INTERNET SOFTWARE & SERVICES -- 0.0%
eBay, Inc. (a)                                                                                      8,400             250,656
Google, Inc., Class A (a)                                                                             400             176,188
                                                                                                               --------------
                                                                                                                      426,844
                                                                                                               --------------

IT SERVICES -- 0.2%
Automatic Data Processing, Inc.                                                                    14,500             614,655
DST Systems, Inc. (a)                                                                              15,900           1,045,266
Forrester Research, Inc. (a)                                                                        8,800             233,904
Gartner Group, Inc., Class A (a)                                                                  121,600           2,351,744
                                                                                                               --------------
                                                                                                                    4,245,569
                                                                                                               --------------

MACHINERY -- 0.1%
Caterpillar, Inc.                                                                                  10,400             814,216
Cummins, Inc.                                                                                       9,600             449,472
Eaton Corp.                                                                                         2,600             207,142
Parker-Hannifin Corp.                                                                               7,300             505,671
                                                                                                               --------------
                                                                                                                    1,976,501
                                                                                                               --------------

MEDIA -- 1.0%
Cablevision Systems Corp. (a)                                                                     308,500           6,611,155
CBS Corp., Class A                                                                                 18,100             400,010
CBS Corp., Class B                                                                                111,300           2,457,504
Clear Channel Communications, Inc.                                                                106,000           3,097,320
DIRECTV Group, Inc. (The) (a)                                                                      23,900             592,481
Discovery Holding Co., Class A (a)                                                                 59,000           1,251,980
Liberty Global, Inc., Class A (a)                                                                 106,067           3,614,763
Liberty Global, Inc., Class C (a)                                                                  88,567           2,876,656
Liberty Media Corp., Entertainment, Series A (Tracking Stock) (a) (c)                              38,200             864,848
Liberty Media Holding Corp., Capital, Series A (Tracking Stock) (a) (c)                             9,550             150,317
Primedia, Inc.                                                                                     75,216             552,838
Sun-Times Media Group, Inc. (a)                                                                    41,415              29,819
Time Warner, Inc.                                                                                  51,200             717,824
Viacom, Inc., Class B (a)                                                                           5,300             209,986
Walt Disney Co. (The)                                                                              18,000             564,840
                                                                                                               --------------
                                                                                                                   23,992,341
                                                                                                               --------------

METALS & MINING -- 0.4%
Alcoa, Inc.                                                                                       129,500           4,669,770
Freeport-McMoRan Copper & Gold, Inc.                                                               38,000           3,656,360
Nucor Corp.                                                                                        22,400           1,517,376
                                                                                                               --------------
                                                                                                                    9,843,506
                                                                                                               --------------

MULTI-UTILITIES -- 0.0%
Public Service Enterprise Group, Inc.                                                              14,400             578,736
                                                                                                               --------------

MULTILINE RETAIL -- 0.0%
Macy's, Inc.                                                                                       12,500             288,250
                                                                                                               --------------

OFFICE ELECTRONICS -- 0.1%
Xerox Corp.                                                                                       166,800           2,496,996
                                                                                                               --------------

OIL, GAS & CONSUMABLE FUELS -- 2.6%
Chevron Corp.                                                                                      77,100           6,581,256
ConocoPhillips                                                                                     55,268           4,211,974
Consol Energy, Inc.                                                                                81,900           5,666,661
Denbury Resources, Inc. (a)                                                                        93,200           2,660,860
Devon Energy Corp.                                                                                 19,400           2,024,002
EOG Resources, Inc.                                                                                80,400           9,648,000
Exxon Mobil Corp.                                                                                 100,360           8,488,449
Marathon Oil Corp.                                                                                 68,913           3,142,433
Murphy Oil Corp.                                                                                    6,700             550,338
Newfield Exploration Co. (a)                                                                       48,800           2,579,080
Noble Energy, Inc.                                                                                 29,000           2,111,200
Peabody Energy Corp.                                                                               52,800           2,692,800
Valero Energy Corp.                                                                               113,300           5,564,163
XTO Energy, Inc.                                                                                   93,457           5,781,250
                                                                                                               --------------
                                                                                                                   61,702,466
                                                                                                               --------------

PAPER & FOREST PRODUCTS -- 0.1%
International Paper Co.                                                                             8,300             225,760
Weyerhaeuser Co.                                                                                   18,500           1,203,240
                                                                                                               --------------
                                                                                                                    1,429,000
                                                                                                               --------------

PHARMACEUTICALS -- 0.5%
Bristol-Myers Squibb Co.                                                                           10,500             223,650
Forest Laboratories, Inc. (a)                                                                       6,700             268,067
Johnson & Johnson                                                                                   8,500             551,395
Merck & Co., Inc.                                                                                  59,800           2,269,410
Pfizer, Inc.                                                                                      209,700           4,389,021
Schering-Plough Corp.                                                                              52,400             755,084
Wyeth                                                                                              94,600           3,950,496
                                                                                                               --------------
                                                                                                                   12,407,123
                                                                                                               --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.0%
American Financial Realty Trust                                                                    83,392             662,133
Apartment Investment & Management Co.                                                               1,398              50,062
Entertainment Properties Trust                                                                     36,400           1,795,612
General Growth Properties, Inc.                                                                   220,900           8,431,753
Gramercy Capital Corp.                                                                             31,700             663,481
Maguire Properties, Inc.                                                                           55,000             787,050
Potlatch Corp.                                                                                     27,600           1,139,052
Public Storage                                                                                     30,200           2,676,324
Rayonier Inc.                                                                                      42,500           1,846,200
Simon Property Group, Inc.                                                                         54,900           5,100,759
                                                                                                               --------------
                                                                                                                   23,152,426
                                                                                                               --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group Inc., Class A (a)                                                           43,500             941,340
Forest City Enterprises, Inc., Class A                                                             64,600           2,377,280
                                                                                                               --------------
                                                                                                                    3,318,620
                                                                                                               --------------

ROAD & RAIL -- 0.2%
CSX Corp.                                                                                           8,200             459,774
Kansas City Southern (a)                                                                           78,000           3,128,580
Norfolk Southern Corp.                                                                             11,300             613,816
                                                                                                               --------------
                                                                                                                    4,202,170
                                                                                                               --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.1%
LSI Corp. (a)                                                                                     198,372             981,941
Texas Instruments, Inc.                                                                            23,400             661,518
                                                                                                               --------------
                                                                                                                    1,643,459
                                                                                                               --------------

SOFTWARE -- 0.5%
Adobe Systems, Inc. (a)                                                                            13,400             476,906
Microsoft Corp.                                                                                   259,700           7,370,286
Oracle Corp. (a)                                                                                  133,700           2,615,172
Symantec Corp. (a)                                                                                 29,300             486,966
                                                                                                               --------------
                                                                                                                   10,949,330
                                                                                                               --------------

SPECIALTY RETAIL -- 0.1%
Best Buy Co., Inc.                                                                                 12,900             534,834
Blockbuster, Inc., Class B (a)                                                                     97,000             276,450
Circuit City Stores, Inc.                                                                           6,400              25,472
Gap, Inc. (The)                                                                                    24,200             476,256
Sherwin-Williams Co. (The)                                                                          1,000              51,040
                                                                                                               --------------
                                                                                                                    1,364,052
                                                                                                               --------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Hanes Brands, Inc. (a)                                                                             25,100             732,920
Nike, Inc., Class B                                                                                 8,900             605,200
                                                                                                               --------------
                                                                                                                    1,338,120
                                                                                                               --------------

THRIFTS & MORTGAGE FINANCE -- 0.1%
Countrywide Financial Corp.                                                                        27,800             152,900
Hudson City Bancorp, Inc.                                                                          17,300             305,864
MGIC Investment Corp.                                                                              34,800             366,444
Washington Mutual, Inc.                                                                            91,100             938,330
                                                                                                               --------------
                                                                                                                    1,763,538
                                                                                                               --------------

TOBACCO -- 0.1%
Altria Group, Inc.                                                                                 31,200             692,640
Philip Morris International, Inc. (a)                                                              31,200           1,578,096
Reynolds American, Inc.                                                                             3,600             212,508
                                                                                                               --------------
                                                                                                                    2,483,244
                                                                                                               --------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
NII Holdings, Inc., Class B (a)                                                                    39,400           1,252,132
Sprint Nextel Corp.                                                                                35,200             235,488
                                                                                                               --------------
                                                                                                                    1,487,620
                                                                                                               --------------
Total US Common Stocks
  (Cost $283,125,541)                                                                                             307,786,512
                                                                                                               --------------
FOREIGN COMMON STOCKS -- 18.5%

AUSTRALIA -- 0.9%
Alumina Ltd.                                                                                      708,908           3,641,736
Amcor Ltd.                                                                                        312,105           2,042,933
Australia and New Zealand Banking Group Ltd.                                                       29,557             611,662
Caltex Australia Ltd.                                                                              14,108             168,189
Foster's Group Ltd.                                                                               308,892           1,445,357
Iluka Resources Ltd.                                                                                9,779              41,557
National Australia Bank Ltd.                                                                       97,349           2,695,712
Santos Ltd.                                                                                        44,042             589,350
Telstra Corp. Ltd.                                                                                965,304           3,890,102
Tishman Speyer Office Fund - REIT                                                               2,237,689           2,842,660
Valad Property Group - REIT                                                                     1,222,700           1,089,706
Westfield Group - REIT                                                                             76,400           1,247,587
                                                                                                               --------------
                                                                                                                   20,306,551
                                                                                                               --------------

AUSTRIA -- 0.0%
BWIN Interactive Entertainment AG (a)                                                               1,820              60,030
Oesterreichische Post AG                                                                            3,536             154,351
                                                                                                               --------------
                                                                                                                      214,381
                                                                                                               --------------

BELGIUM -- 0.1%
Fortis                                                                                             98,332           2,477,749
Fortis, Strip VVPR (a)                                                                             39,332                 621
InBev NV                                                                                            3,323             292,976
                                                                                                               --------------
                                                                                                                    2,771,346
                                                                                                               --------------

BERMUDA -- 0.1%
Lazard Ltd., Class A                                                                               34,000           1,298,800
Macquarie International Infrastructure Fund Ltd.                                                  127,600              74,354
                                                                                                               --------------
                                                                                                                    1,373,154
                                                                                                               --------------

BRAZIL -- 0.7%
Cia Vale do Rio Doce - SPADR                                                                      323,300           9,424,195
Companhia de Concessoes Rodoviarias (CCR)                                                          60,800             897,083
Petroleo Brasileiro SA - ADR                                                                       62,100           6,341,031
                                                                                                               --------------
                                                                                                                   16,662,309
                                                                                                               --------------

CANADA -- 2.3%
AbitibiBowater, Inc. (a)                                                                           36,885             477,211
Ace Aviation Holdings, Inc., Class A (a)                                                           36,400             746,476
Aeroplane Income Fund Registered, Class D (b) (d) (e)                                              20,305             361,017
Barrick Gold Corp.                                                                                 45,416           1,973,325
BCE, Inc.                                                                                          28,272             957,136
Bell Aliant Regional Communications Income Fund (b) (d) (e)                                         1,558              45,520
Bombardier, Inc., Class B (a)                                                                     844,200           4,498,781
BPO Properties Ltd.                                                                                14,500             805,202
Brookfield Properties Corp.                                                                        44,100             851,571
Cameco Corp.                                                                                       97,500           3,211,650
Canadian Natural Resources Ltd.                                                                    98,100           6,715,853
Catalyst Paper Corp. (a)                                                                          133,300             122,073
EnCana Corp.                                                                                       91,900           7,001,393
Fraser Papers, Inc. (a)                                                                            66,980             163,788
Imperial Oil Ltd.                                                                                  56,700           2,971,855
Jazz Air Income Fund (b) (d) (e)                                                                    8,875              68,306
MI Developments, Inc., Class A                                                                     42,900           1,232,088
Nortel Networks Corp. (a)                                                                          14,900              99,681
Onex Corp.                                                                                         16,800             490,194
Penn West Energy Trust                                                                             35,000             979,300
Petro-Canada - NYSE Shares                                                                          9,700             421,077
Petro-Canada - TSE Shares                                                                          42,942           1,870,882
Rogers Communications, Inc., Class B - NYSE Shares                                                  5,500             197,560
Rogers Communications, Inc., Class B - TSE Shares                                                 149,400           5,373,713
Suncor Energy, Inc.                                                                                50,084           4,840,795
Talisman Energy, Inc.                                                                             223,700           3,968,607
Teck Cominco Ltd., Class B                                                                         37,200           1,525,401
Ultra Petroleum Corp. (a)                                                                          29,800           2,309,500
                                                                                                               --------------
                                                                                                                   54,279,955
                                                                                                               --------------

CAYMAN ISLANDS -- 0.0%
Seagate Technology                                                                                 19,200             402,048
                                                                                                               --------------

CHINA -- 0.1%
E-House China Holdings Ltd. - ADS (a)                                                              68,400             899,460
Tsingtao Brewery Co. Ltd., Class H                                                                324,000             956,394
                                                                                                               --------------
                                                                                                                    1,855,854
                                                                                                               --------------

DENMARK -- 0.2%
Bang & Olufsen A/S, Class B                                                                         2,000             125,052
Coloplast A/S, Class B                                                                              6,320             577,662
Danske Bank A/S                                                                                     4,374             161,639
GN Store Nord A/S (GN Great Nordic) (a)                                                            84,389             422,024
Novo Nordisk A/S, Class B                                                                           3,225             220,671
Vestas Wind Systems A/S (a)                                                                        13,923           1,523,637
William Demant Holding (a)                                                                         11,200             896,306
                                                                                                               --------------
                                                                                                                    3,926,991
                                                                                                               --------------

FINLAND -- 0.2%
Metso Oyj                                                                                          22,508           1,216,799
Nokia Oyj                                                                                           9,800             311,773
Sampo Oyj, Class A                                                                                 42,469           1,150,900
Tietoenator Oyj                                                                                    13,197             325,966
UPM-Kymmene Oyj                                                                                    69,968           1,242,453
Wartsila Oyj Corp.                                                                                  2,467             166,465
                                                                                                               --------------
                                                                                                                    4,414,356
                                                                                                               --------------

FRANCE -- 1.0%
Alcatel Lucent - SPADR                                                                             96,567             556,226
Atos Origin SA (a)                                                                                  4,567             254,181
AXA SA                                                                                             23,952             866,821
BNP Paribas                                                                                         9,257             935,465
Carrefour SA                                                                                       46,890           3,617,136
Compagnie de Saint-Gobain                                                                           3,299             269,579
France Telecom SA                                                                                  37,825           1,271,769
Lagardere S.C.A                                                                                     2,220             166,195
Legrand SA                                                                                         19,394             608,311
Neopost SA                                                                                          6,304             708,398
Renault SA                                                                                         14,307           1,582,980
SA des Ciments Vicat                                                                                2,010             172,325
Sanofi-Aventis                                                                                      9,256             694,521
SCOR SE                                                                                            18,102             432,691
Societe BIC SA                                                                                      2,757             170,110
Societe Generale, Class A                                                                          13,792           1,348,114
Societe Generale NV (a)                                                                             3,447             331,687
Suez SA, Strip VVPR (a) (b)                                                                        10,248                 162
Thales SA                                                                                          12,035             780,009
Total SA                                                                                           65,572           4,875,865
Total SA - SPADR                                                                                   67,900           5,025,279
                                                                                                               --------------
                                                                                                                   24,667,824
                                                                                                               --------------

GERMANY -- 0.6%
BASF AG                                                                                            10,034           1,350,372
Bayer AG                                                                                            1,830             146,579
Bayerische Motoren Werke AG                                                                         9,320             514,599
Continental AG                                                                                      1,570             159,988
Daimler AG Registered                                                                              15,938           1,361,559
Deutsche Bank AG Registered                                                                         2,142             242,343
Deutsche Post AG                                                                                   14,119             431,517
Deutsche Telekom AG                                                                                92,308           1,534,722
E.ON AG                                                                                             8,001           1,480,495
Franconofurt AG                                                                                    11,370             123,316
Fresenius Medical Care AG & Co.                                                                    27,073           1,361,444
RWE AG                                                                                             26,928           3,308,210
Siemens AG Registered                                                                               2,356             255,680
Vivacon AG                                                                                         67,800           1,431,412
                                                                                                               --------------
                                                                                                                   13,702,236
                                                                                                               --------------

HONG KONG -- 0.8%
Asia Satellite Telecommunications Holdings Ltd.                                                    31,000              58,733
China Mobile Ltd.                                                                                  93,500           1,398,679
Esprit Holdings Ltd.                                                                                7,300              87,529
First Pacific Co.                                                                               2,038,000           1,350,936
Henderson Land Development Co.                                                                    207,000           1,494,554
Hong Kong & Shanghai Hotels Ltd. (The)                                                            627,392           1,029,779
Hong Kong Aircraft Engineering Co. Ltd.                                                            38,000             626,449
Hong Kong Electric Holdings Ltd.                                                                  260,700           1,661,096
i-CABLE Communications Ltd.                                                                     1,071,000             160,747
Midland Holdings Ltd.                                                                             154,000             154,136
New World Development Ltd.                                                                      2,687,017           6,500,965
Next Media Ltd.                                                                                   838,000             328,220
Polytec Asset Holdings Ltd.                                                                     3,169,400             774,930
Silver Grant International Ltd.                                                                   372,000              54,301
SmarTone Telecommunications Holdings Ltd.                                                         556,500             587,312
Television Broadcasts Ltd.                                                                        235,000           1,265,105
Wheelock & Co. Ltd.                                                                               323,000             910,348
                                                                                                               --------------
                                                                                                                   18,443,819
                                                                                                               --------------

INDONESIA -- 0.1%
Bank Pan Indonesia Tbk PT (a)                                                                  14,902,207           1,043,585
Citra Marga Nusaphala Persada Tbk PT                                                              215,000              31,657
Gudang Garam Tbk PT                                                                               230,000             191,206
Indofood Sukses Makmur Tbk PT                                                                   2,340,000             595,643
Matahari Putra Prima Tbk PT                                                                     4,034,800             260,619
Semen Gresik (Persero) Tbk PT                                                                   2,357,500           1,289,392
                                                                                                               --------------
                                                                                                                    3,412,102
                                                                                                               --------------

IRELAND -- 0.1%
Anglo Irish Bank Corp. plc                                                                         11,428             152,416
CRH plc                                                                                             2,968             112,250
DCC plc                                                                                             6,290             148,903
Fyffes plc                                                                                         80,014             113,678
Independent News & Media plc                                                                      191,761             635,372
Paddy Power plc                                                                                     5,590             203,047
Total Produce plc                                                                                  78,556              75,684
                                                                                                               --------------
                                                                                                                    1,441,350
                                                                                                               --------------

ITALY -- 0.4%
Banco Popolare Scarl (a)                                                                           19,284             319,130
Eni SpA - SPADR                                                                                    27,200           1,852,592
Fiat SpA                                                                                           55,174           1,273,360
Finmeccanica SpA                                                                                    6,400             218,035
Luxottica Group SpA                                                                                11,412             287,392
Luxottica Group SpA - SPADR                                                                        32,900             827,764
Natuzzi SpA - SPADR (a)                                                                             4,400              16,280
Saipem SpA                                                                                         36,555           1,476,382
Seat Pagine Gaille                                                                              2,060,835             357,548
UniCredito Italiano SpA                                                                           469,599           3,137,028
                                                                                                               --------------
                                                                                                                    9,765,511
                                                                                                               --------------

JAPAN -- 1.6%
Ajinomoto Co., Inc.                                                                                24,000             245,629
Alfresa Holdings Corp.                                                                              3,800             299,172
Astellas Pharma, Inc.                                                                              45,800           1,777,431
Bank of Yokohama Ltd. (The)                                                                        28,000             193,516
Bridgestone Corp.                                                                                  19,000             324,645
Canon, Inc.                                                                                        53,900           2,497,747
Chiba Bank Ltd. (The)                                                                              19,000             129,483
Dai Nippon Printing Co. Ltd.                                                                       19,000             302,948
East Japan Railway Co.                                                                                 95             790,872
FamilyMart Co. Ltd.                                                                                15,900             573,751
FUJIFILM Holdings Corp.                                                                             9,500             337,507
Fujitsu Frontech Ltd.                                                                               4,600              33,991
Fukuoka Financial Group, Inc.                                                                      60,000             316,737
Hitachi Chemical Co. Ltd.                                                                           2,700              50,859
Isetan Co. Ltd.                                                                                     7,000              81,320
JS Group Corp.                                                                                     18,400             279,337
Kao Corp.                                                                                          29,000             822,426
Kawasaki Heavy Industries Ltd.                                                                    106,000             240,551
KDDI Corp.                                                                                             68             420,298
Kinden Corp.                                                                                       21,000             203,420
Kirin Holdings Co. Ltd.                                                                            23,000             437,788
Marui Group Co. Ltd.                                                                               28,200             303,362
Matsushita Electric Works Ltd.                                                                     42,114             439,923
Millea Holdings, Inc.                                                                              54,100           2,001,751
Mitsubishi Corp.                                                                                   18,900             582,413
Mitsubishi Tanabe Pharma Corp.                                                                     23,000             268,208
Mitsubishi UFJ Financial Group, Inc.                                                               66,200             576,205
Namco Bandai Holdings, Inc.                                                                        24,350             333,915
NEC Corp.                                                                                          56,000             214,524
Nintendo Co. Ltd.                                                                                     700             362,626
Nippon Meat Packers, Inc.                                                                          26,000             386,995
Nippon Oil Corp.                                                                                   35,000             221,028
Nippon Steel Corp.                                                                                511,000           2,628,697
Nippon Suisan Kaisha Ltd.                                                                          44,900             168,441
Nitto Denko Corp.                                                                                  45,100           1,934,831
Noritake Co. Ltd.                                                                                  10,000              40,539
NTT Corp.                                                                                             589           2,562,163
NTT Data Corp.                                                                                         44             193,031
NTT DoCoMo, Inc.                                                                                      198             300,665
Obayashi Corp.                                                                                     16,000              67,974
OMRON Corp.                                                                                         6,800             141,111
Onward Holdings Co. Ltd.                                                                           17,000             174,805
Ricoh Co. Ltd.                                                                                     14,000             234,032
Rohm Co. Ltd.                                                                                       2,500             155,231
Ryosan Co. Ltd.                                                                                     3,000              71,150
Secom Co. Ltd.                                                                                     10,400             511,048
Sekisui House Ltd.                                                                                 30,000             278,610
Seven & I Holdings Co. Ltd.                                                                        99,980           2,541,458
Shimizu Corp.                                                                                      29,000             135,309
Shiseido Co. Ltd.                                                                                  11,000             291,070
Sompo Japan Insurance, Inc.                                                                        28,000             250,792
Sony Corp.                                                                                         10,400             416,019
Sumitomo Electric Industries Ltd.                                                                  22,200             281,671
Sumitomo Forestry Co. Ltd.                                                                         26,000             180,828
Sumitomo Metal Mining Co. Ltd.                                                                      6,000             112,466
Sumitomo Mitsui Financial Group, Inc.                                                                  74             488,600
Sumitomo Trust & Banking Co. Ltd.                                                                  16,000             110,446
Taiyo Nippon Sanso Corp.                                                                           39,000             313,224
Takeda Pharmaceutical Co. Ltd.                                                                     37,200           1,881,106
TDK Corp.                                                                                           4,800             285,266
Tokyo Electric Power Co., Inc. (The)                                                                6,600             177,540
Tokyo Electron Ltd.                                                                                 4,300             266,049
Tokyo Gas Co. Ltd.                                                                                150,000             607,804
Tokyo Ohka Kogyo Co. Ltd.                                                                           5,200             115,481
Toppan Forms Co. Ltd.                                                                              16,200             164,043
Toyo Seikan Kaisha Ltd.                                                                            13,200             253,634
Toyota Motor Corp.                                                                                 14,400             725,715
West Japan Railway Co.                                                                                538           2,366,905
Yamatake Corp.                                                                                      6,400             181,755
Yamato Holdings Co. Ltd.                                                                           27,000             398,605
                                                                                                               --------------
                                                                                                                   38,058,492
                                                                                                               --------------

LUXEMBOURG -- 0.2%
ArcelorMittal - LSE Shares                                                                         24,464           2,003,607
ArcelorMittal - NYSE Shares                                                                        39,239           3,209,750
                                                                                                               --------------
                                                                                                                    5,213,357
                                                                                                               --------------

MALAYSIA -- 0.3%
AMMB Holdings Berhad                                                                              780,875             845,550
British American Tobacco Malaysia Berhad                                                           36,800             489,800
Bumiputra-Commerce Holdings Berhad                                                                646,669           2,020,695
Carlsberg Brewery Malaysia Berhad                                                                  98,200             126,297
Malaysian Airline System Berhad (a)                                                               229,200             254,034
Multi-Purpose Holdings Berhad                                                                     316,000             184,901
Resorts World Berhad                                                                            1,754,300           1,893,200
Sime Darby Berhad (a)                                                                             377,706           1,108,410
                                                                                                               --------------
                                                                                                                    6,922,887
                                                                                                               --------------

MEXICO -- 0.0%
America Movil SA de CV, Series L - ADR                                                              3,700             235,653
Telefonos de Mexico SA de CV, Series L - SPADR                                                      2,600              97,760
                                                                                                               --------------
                                                                                                                      333,413
                                                                                                               --------------

NETHERLANDS -- 0.7%
Akzo Nobel NV                                                                                       2,957             237,448
Heineken NV                                                                                        18,336           1,065,536
ING Groep NV - CVA                                                                                114,401           4,277,084
Koninklijke (Royal) KPN NV                                                                         64,948           1,099,643
Koninklijke (Royal) Philips Electronics NV                                                         24,866             952,022
Koninklijke Boskalis Westminster NV - CVA                                                          19,815           1,140,916
Reed Elsevier NV                                                                                   85,414           1,629,579
Royal Dutch Shell plc, Class A                                                                    125,559           4,333,223
Royal Dutch Shell plc, Class B                                                                     35,944           1,209,880
Wolters Kluwer NV                                                                                  24,861             658,718
                                                                                                               --------------
                                                                                                                   16,604,049
                                                                                                               --------------

NEW ZEALAND -- 0.1%
Telecom Corp. of New Zealand Ltd.                                                                 506,410           1,490,269
                                                                                                               --------------

NORWAY -- 0.1%
DNB NOR ASA                                                                                        38,580             588,003
StatoilHydro ASA                                                                                   19,490             586,048
                                                                                                               --------------
                                                                                                                    1,174,051
                                                                                                               --------------

PHILIPPINES (THE) -- 0.4%
ABS-CBN Broadcasting Corp.                                                                      1,788,100           1,067,780
Ayala Corp.                                                                                       365,341           3,465,077
Banco de Oro-EPCI, Inc.                                                                           164,300             205,115
Benpres Holdings Corp. (a)                                                                      3,127,000             199,371
DMCI Holdings, Inc.                                                                             1,010,000             191,514
Globe Telecom, Inc.                                                                                89,260           3,237,424
Jollibee Foods Corp.                                                                              546,200             630,107
                                                                                                               --------------
                                                                                                                    8,996,388
                                                                                                               --------------

POLAND -- 0.0%
Bank Pekao SA                                                                                      10,632             943,622
                                                                                                               --------------

RUSSIA -- 0.6%
Gazprom OAO - SPADR                                                                                 2,850             145,350
LUKOIL - SPADR                                                                                     77,000           6,606,600
Oao Gazprom - SPADR                                                                                96,450           4,922,796
Oao Rosneft Oil Co. - GDR                                                                         203,523           1,835,290
                                                                                                               --------------
                                                                                                                   13,510,036
                                                                                                               --------------

SINGAPORE -- 1.0%
Allco Commercial Real Estate Investment Trust - REIT                                            2,720,200           1,626,260
CapitaCommerical Trust - REIT                                                                     558,600             908,332
CapitaMall Trust - REIT                                                                         1,063,700           2,695,611
Great Eastern Holdings Ltd.                                                                       147,000           1,730,589
GuocoLeisure Ltd. (a)                                                                             868,000             498,244
Jardine Matheson Holdings Ltd.                                                                    187,800           5,946,565
Jardine Strategic Holdings Ltd.                                                                   256,500           4,328,166
Keppel Land Ltd.                                                                                  205,700             836,430
Mandarin Oriental International Ltd.                                                              154,000             293,154
Oversea-Chinese Banking Corp.                                                                     411,800           2,436,186
Parkway Life Real Estate Investment Trust - REIT                                                  232,700             202,157
STATS ChipPAC Ltd. (a)                                                                          1,441,000           1,178,226
United Industrial Corp. Ltd.                                                                       75,000             150,457
Yanlord Land Group Ltd.                                                                           442,600             690,419
Yellow Pages Singapore Ltd.                                                                        97,000              58,677
                                                                                                               --------------
                                                                                                                   23,579,473
                                                                                                               --------------

SOUTH AFRICA -- 0.6%
Anglo Platinum Ltd.                                                                                34,031           4,995,818
AngloGold Ashanti Ltd.                                                                              3,221             108,975
AngloGold Ashanti Ltd. - SPADR                                                                     67,200           2,282,112
City Lodge Hotels Ltd.                                                                             12,529             115,865
Discovery Holdings Ltd.                                                                            12,215              36,707
FirstRand Ltd.                                                                                    273,945             540,770
Gold Fields Ltd.                                                                                  174,898           2,441,778
Hosken Consolidated Investments Ltd.                                                               83,205             790,325
JD Group Ltd.                                                                                      25,797             116,168
Mondi Ltd.                                                                                          2,435              20,628
Nedbank Group Ltd.                                                                                 45,260             652,165
New Clicks Holdings Ltd.                                                                           74,228             129,467
Pretoria Portland Cement Co. Ltd.                                                                 190,279             939,955
RMB Holdings Ltd.                                                                                 263,107             793,251
Sun International Ltd.                                                                             75,306           1,058,549
                                                                                                               --------------
                                                                                                                   15,022,533
                                                                                                               --------------

SOUTH KOREA -- 0.1%
Hyundai Motor Co.                                                                                     430              34,309
Kookmin Bank                                                                                          730              41,004
Korea Electric Power Corp.                                                                            460              13,919
POSCO                                                                                                 100              47,868
POSCO - ADR                                                                                        14,000           1,665,720
Samsung Electronics Co. Ltd.                                                                           80              50,834
                                                                                                               --------------
                                                                                                                    1,853,654
                                                                                                               --------------

SPAIN -- 0.7%
Acciona SA                                                                                          5,565           1,490,159
Acerinox SA                                                                                        44,433           1,231,808
Banco Popular Espanol SA                                                                           50,717             920,798
Banco Santander SA                                                                                150,123           2,991,022
Iberdrola SA                                                                                      144,216           2,235,826
Inditex SA                                                                                          6,926             384,782
Prosegur, Compania de Seguridad SA                                                                  6,255             262,381
Sogecable SA (a)                                                                                    5,502             241,221
Telefonica SA                                                                                     213,640           6,138,567
Viscofan SA                                                                                        10,692             244,929
                                                                                                               --------------
                                                                                                                   16,141,493
                                                                                                               --------------

SWEDEN -- 0.2%
Assa Abloy AB, Class B                                                                             39,030             709,342
Ericsson, Class B                                                                                 433,680             852,267
Hoganas AB, Class B                                                                                10,900             259,088
Modern Times Group MTG AB, Class B                                                                  3,450             240,664
Svenska Cellulosa AB (SCA), Class B (a)                                                            36,590             666,496
Svenska Handelsbanken, Class A                                                                     31,480             917,783
TeliaSonera AB                                                                                     13,000             104,441
                                                                                                               --------------
                                                                                                                    3,750,081
                                                                                                               --------------

SWITZERLAND -- 0.5%
Adecco SA                                                                                          13,538             782,590
Compagnie Financiere Richemonte AG (UNIT)                                                          14,007             786,588
Geberit AG                                                                                          4,397             655,178
Logitech International SA (a)                                                                      18,134             458,946
Nestle SA Registered                                                                                  624             311,945
Novartis AG                                                                                        97,658           5,007,812
PubliGroupe SA                                                                                        626             194,182
Roche Holding AG                                                                                    6,104           1,149,312
Sonova Holding AG Registered                                                                        1,159             106,301
UBS AG Registered                                                                                  45,436           1,322,459
                                                                                                               --------------
                                                                                                                   10,775,313
                                                                                                               --------------

TAIWAN -- 0.2%
Asustek Computer, Inc. - GDR                                                                       45,015             653,139
Chunghwa Telecom Co. Ltd. - ADR                                                                    63,800           1,660,076
Taiwan Semiconductor Manufacturing Co. Ltd.                                                       418,299             870,937
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR                                               230,236           2,364,524
                                                                                                               --------------
                                                                                                                    5,548,676
                                                                                                               --------------

THAILAND -- 0.3%
Advanced Info Service PCL                                                                         548,000           1,740,511
GMM Grammy PCL                                                                                      4,800               2,134
GMM Grammy PCL- NVDR                                                                              474,000             210,767
Kasikornbank PCL                                                                                  367,400           1,073,552
Land and Houses Public Co. Ltd.                                                                 1,237,200             400,808
Matichon PCL                                                                                       76,000              20,518
MBK PCL                                                                                           108,000             245,260
Siam Cement PCL                                                                                   134,700             932,654
Siam Cement PCL - NVDR                                                                            368,200           2,502,614
Thanachart Capital PCL                                                                            731,900             360,313
                                                                                                               --------------
                                                                                                                    7,489,131
                                                                                                               --------------

TURKEY -- 0.0%
Turkiye Garanti Bankasi A/S                                                                        18,100              95,025
                                                                                                               --------------

UNITED KINGDOM -- 3.3%
AMEC plc                                                                                           17,241             247,520
Anglo American plc - JSE Shares                                                                    29,766           1,788,310
Anglo American plc - LSE Shares                                                                    23,376           1,385,804
Arriva plc                                                                                         68,224             928,691
Aviva plc                                                                                         102,773           1,259,281
BAE Systems plc                                                                                   134,050           1,290,773
Barclays plc                                                                                       83,206             753,329
Berkeley Group Holdings plc (UNIT) (a)                                                              8,197             181,201
BP plc                                                                                            440,862           4,463,877
BP plc - SPADR                                                                                     76,600           4,645,790
Bradford & Bingley plc                                                                             84,903             313,714
BT Group plc                                                                                       52,975             228,372
Bunzl plc                                                                                          23,278             327,739
Cable & Wireless plc                                                                              329,616             973,922
Capita Group plc                                                                                   88,337           1,189,360
Carnival plc                                                                                       17,861             715,748
Carphone Warehouse Group plc                                                                       28,073             158,759
Compass Group plc                                                                                  99,163             634,100
Daily Mail & General Trust NV, Class A                                                             11,420              97,953
Devro plc                                                                                          67,100             106,864
Diageo plc                                                                                         63,920           1,288,676
Enodis plc                                                                                        167,789             463,606
Enterprise Inns plc                                                                                47,487             377,819
Eurocastle Investment Ltd.                                                                         87,737           1,053,661
GKN plc                                                                                           229,200           1,383,686
GlaxoSmithKline plc                                                                               289,204           6,128,573
Hays plc                                                                                          122,372             277,432
HBOS plc                                                                                          277,269           3,080,609
HMV Group plc                                                                                      42,700             110,000
Homeserve plc                                                                                       5,510             210,251
ICAP plc                                                                                           77,707             877,172
Informa plc                                                                                        83,012             515,993
International Personal Finance                                                                     67,843             306,923
Intertek Group plc                                                                                 46,199             946,074
Invensys plc (a)                                                                                  127,577             569,949
ITV plc                                                                                           231,635             290,952
Ladbrokes plc                                                                                      39,754             245,532
Lloyds TSB Group plc                                                                              471,651           4,231,423
Michael Page International plc                                                                     28,139             168,763
Mondi plc - JSE Shares                                                                              7,555              62,663
Mondi plc - LSE Shares                                                                              6,089              50,789
Next plc                                                                                            5,421             122,520
Northgate plc                                                                                       8,970             101,188
Provident Financial plc                                                                            26,682             448,176
Reckitt Benckiser Group plc                                                                        22,704           1,257,457
Reed Elsevier plc                                                                                  59,278             755,437
Rexam plc                                                                                          60,792             514,483
Rio Tinto plc                                                                                      22,257           2,310,879
Rolls-Royce Group plc (a)                                                                         150,316           1,202,041
Rolls-Royce Group plc, Class B                                                                  2,008,115               3,985
Royal & Sun Alliance Insurance Group plc                                                           69,500             177,490
Royal Bank of Scotland Group plc                                                                   77,416             517,989
Royal Dutch Shell plc - ADR                                                                        68,400           4,718,232
Sage Group plc                                                                                    197,276             736,336
Smiths Group plc                                                                                   17,456             325,611
Sportingbet plc (a)                                                                               131,199              95,652
Stagecoach Group plc                                                                              126,667             608,265
Tesco plc                                                                                         155,792           1,176,781
Thomas Cook Group plc                                                                             151,637             871,947
Tui Travel plc                                                                                    137,111             701,209
Unilever plc                                                                                      125,654           4,239,412
Vedanta Resources plc                                                                             128,327           5,336,677
Vodafone Group plc                                                                                655,439           1,962,618
Wolseley plc                                                                                       20,234             212,535
WPP Group plc                                                                                      39,309             468,781
Xstrata plc                                                                                        65,602           4,593,910
                                                                                                               --------------
                                                                                                                   77,791,264
                                                                                                               --------------
Total Foreign Common Stocks
  (Cost $341,830,193)                                                                                             432,932,994
                                                                                                               --------------
Total Common Stocks
  (Cost $624,955,734)                                                                                             740,719,506
                                                                                                               --------------

                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT              VALUE
ASSET-BACKED SECURITIES -- 1.0%

Ace Securities Corp., Ser. 2005-HE7, Class A2D (FRN)               2.929%          11/25/35    $    400,000           323,810
Ameriquest Mortgage Securities, Inc., Ser. 2005-R1,
  Class A3B (FRN)                                                  2.809%          03/25/35         103,441           102,252
Bank of America Credit Card Trust, Ser. 2006-A12,
  Class A12 (FRN)                                                  2.838%          03/15/14         200,000           192,889
Bank of America Credit Card Trust, Ser. 2007-A6,
  Class A6 (FRN)                                                   2.878%          09/15/16       2,000,000         1,873,457
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10,
  Class A2 (FRN)                                                   2.889%          11/25/35         864,152           838,902
Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1,
  Class 1A2 (FRN)                                                  2.819%          12/25/35       1,175,000         1,095,904
Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE7,
  Class 2A2 (FRN)                                                  2.759%          08/25/36         700,000           570,276
BNC Mortgage Loan Trust, Ser. 2006-1, Class M1 (FRN) (b)           2.859%          10/25/36         500,000           147,390
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)      2.919%          10/25/35         962,085           925,919
Chase Issuance Trust, Ser. 2006-A8, Class A8 (FRN)                 2.878%          02/16/16       1,900,000         1,788,465
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AMC2,
  Class A3A (FRN)                                                  2.679%          01/25/37         957,571           914,166
Countrywide Asset-Backed Certificates, Ser. 2004-1,
  Class 3A (FRN)                                                   2.879%          04/25/34         293,688           252,782
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB2,
  Class M1 (FRN)                                                   3.039%          04/25/36          68,302            55,163
Downey Savings & Loan Association Mortgage Loan Trust, Ser.
  2004-AR3, Class B2 (FRN) (b)                                     3.659%          07/19/44         137,574            68,787
FBR Securitization Trust, Ser. 2005-2, Class AV31 (FRN)            2.869%          09/25/35         746,565           714,775
First Franklin Mortgage Loan Asset Backed Certificates, Ser.
  2003-FF5, Class M2 (FRN)                                         4.849%          03/25/34         172,043           143,529
First Franklin Mortgage Loan Asset Backed Certificates, Ser.
  2005-FF10, Class A4 (FRN)                                        2.919%          11/25/35         600,000           553,469
First Franklin Mortgage Loan Asset Backed Certificates, Ser.
  2005-FFH2, Class A2 (FRN)                                        2.849%          04/25/35           9,069             9,049
Home Equity Asset Trust, Ser. 2006-5, Class 2A3 (FRN)              2.749%          10/25/36         150,000           128,447
Indymac Residential Asset Backed Trust, Ser. 2005-D,
  Class AII3 (FRN)                                                 2.849%          03/25/36       1,500,000         1,437,121
Indymac Residential Asset Backed Trust, Ser. 2007-B,
  Class 2A3 (FRN) (b)                                              2.799%          07/25/37         907,000           608,954
JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1,
  Class A2 (FRN)                                                   2.859%          07/25/35         123,211           120,179
JP Morgan Mortgage Acquisition Corp., Ser. 2006-NC1,
  Class A5 (FRN)                                                   2.869%          04/25/36         400,000           265,286
Long Beach Mortgage Loan Trust, Ser. 2005-WL2, Class M1 (FRN)      3.069%          08/25/35         400,000           319,377
Long Beach Mortgage Loan Trust, Ser. 2006-2, Class 2A3 (FRN)       2.789%          03/25/36       3,000,000         2,230,029
Long Beach Mortgage Loan Trust, Ser. 2006-4, Class 2A3 (FRN)       2.759%          05/25/36       1,050,000           803,362
Master Asset Backed Securities Trust, Ser. 2004-HE1,
  Class A1 (FRN)                                                   2.999%          09/25/34         414,138           377,406
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN)        3.679%          12/27/32         303,687           281,074
Morgan Stanley ABS Capital I, Ser. 2005-HE6, Class A2C (FRN)       2.919%          11/25/35         900,000           835,096
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN)    5.599%          01/25/33         478,116           304,684
Nomura Home Equity Loan, Inc., Ser. 2005-FM1, Class 2A3 (FRN)      2.979%          05/25/35         879,855           871,265
Ownit Mortgage Loan Asset-Backed Certificates, Ser. 2006-1,
  Class AF1 (STEP)                                                 5.424%          12/25/36         873,167           861,094
Residential Asset Mortgage Products, Inc., Ser. 2006-RS2,
  Class A2 (FRN)                                                   2.799%          03/25/36       1,070,084         1,012,826
Residential Asset Securities Corp., Ser. 2004-KS9,
  Class AII4 (FRN)                                                 2.899%          10/25/34         215,564           177,974
Residential Asset Securities Corp., Ser. 2006-EMX8,
  Class 1A3 (FRN) (b)                                              2.769%          10/25/36         700,000           567,643
SACO I Trust, Ser. 2005-WM3, Class A1 (FRN) (b)                    2.859%          09/25/35          68,276            56,082
Securitized Asset Backed Receivables LLC Trust, Ser. 2005-HE1,
  Class A3C (FRN)                                                  2.929%          10/25/35         210,000           194,643
Soundview Home Equity Loan Trust, Ser. 2005-OPT4,
  Class 2A3 (FRN)                                                  2.859%          12/25/35         200,000           184,474
Washington Mutual Asset-Backed Certificates, Ser. 2006-HE2,
  Class A3 (FRN)                                                   2.749%          05/25/36         400,000           350,841
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN)             2.959%          01/25/45         347,083           257,108
Wells Fargo Home Equity Trust, Ser. 2005-3, Class AI1A (FRN)       2.869%          11/25/35       1,004,886           979,538
                                                                                                               --------------
Total Asset-Backed Securities
  (Cost $26,302,711)                                                                                               23,795,487
                                                                                                               --------------

MORTGAGE-BACKED SECURITIES - PRIVATE ISSUERS -- 1.6%

American Home Mortgage Investment Trust, Ser. 2004-1,
  Class 4A (FRN) (b)                                               3.280%          04/25/44         103,415           103,745
American Home Mortgage Investment Trust, Ser. 2004-4,
  Class 4A (FRN) (b)                                               4.390%          02/25/45         449,772           410,408
American Home Mortgage Investment Trust, Ser. 2005-1,
  Class 6A (FRN) (b)                                               5.294%          06/25/45         537,377           416,967
American Home Mortgage Investment Trust, Ser. 2005-2,
  Class 5A2 (FRN) (b)                                              2.749%          09/25/35          84,312            83,885
Bank of America Commercial Mortgage, Inc., Ser. 2006-2,
  Class A1                                                         5.611%          05/10/45       3,718,816         3,726,187
Bank of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)        6.856%          12/20/34         226,059           204,749
Bear Stearns Commercial Mortgage Securities, Inc.,
  Ser. 2002-TOP6, Class A2                                         6.460%          10/15/36       2,000,000         2,052,181
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5,
  Class 1A2A (VRN)                                                 5.611%          04/25/37         652,914           655,036
GE Capital Commercial Mortgage Corp., Ser. 2000-1, Class A2        6.496%          01/15/33         120,179           123,018
GE Capital Commercial Mortgage Corp., Ser. 2001-3, Class A2        6.070%          06/10/38         500,000           507,429
GE Capital Commercial Mortgage Corp., Ser. 2002-1A, Class A3       6.269%          12/10/35         480,000           490,304
GMAC Commercial Mortgage Securities, Inc., Ser. 2000-C2,
  Class A2 (VRN)                                                   7.455%          08/16/33       2,830,796         2,937,426
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3,
  Class A2                                                         4.305%          08/10/42       4,010,000         3,955,893
Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2 (VRN)       6.563%          11/19/34         134,687           134,950
Harborview Mortgage Loan Trust, Ser. 2004-8, Class 2A3 (FRN) (b)   2.969%          11/19/34         171,498           132,967
Harborview Mortgage Loan Trust, Ser. 2005-9, Class 2A1A (FRN)      2.876%          06/20/35         134,064           104,302
Impac CMB Trust, Ser. 2004-9, Class M4 (FRN) (b)                   4.174%          01/25/35         112,542            37,420
JP Morgan Chase Commercial Mortgage Securities Corp.,
  Ser. 2004-CB8, Class A3                                          4.007%          01/12/39       5,000,000         4,754,153
JP Morgan Chase Commercial Mortgage Securities Corp.,
  Ser. 2005-LDP2, Class A4                                         4.738%          07/15/42       1,480,000         1,452,127
LB-UBS Commercial Mortgage Trust, Ser. 2000-C5, Class A2           6.510%          12/15/26       4,973,438         5,099,641
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A4           4.166%          05/15/32         500,000           463,014
Lehman Mortgage Trust, Ser. 2006-4, Class 4A1 (b)                  6.000%          08/25/21         402,167           373,764
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN)         2.858%          08/25/29         202,434           189,241
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (VRN)        6.927%          03/15/30       4,000,000         4,268,882
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS,
  Class 1A1 (FRN) (b)                                              2.919%          10/25/35         601,737           475,660
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2007-7,
  Class 2AS2 (VRN)                                                 5.722%          08/25/15         560,188           535,846
Structured Asset Securities Corp., Ser. 2005-RF1,
  Class A (FRN) (b)                                                2.949%          03/25/35         502,648           392,942
Structured Asset Securities Corp., Ser. 2005-RF3,
  Class A1 (FRN) (b)                                               2.949%          06/25/35       1,002,187           879,357
Structured Asset Securities Corp., Ser. 2006-NC1, Class A4 (FRN)   2.749%          05/25/36         200,000           167,197
Structured Asset Securities Corp., Ser. 2007-BC1, Class A4 (FRN)   2.729%          02/25/37         750,000           581,653
Structured Asset Securities Corp., Ser. 2007-EQ1, Class A2 (FRN)   2.689%          03/25/37         748,420           688,820
Structured Asset Securities Corp., Ser. 2007-OSI, Class A4 (FRN)   2.799%          06/25/37       1,000,000           732,839
                                                                                                               --------------
Total Mortgage-Backed Securities - Private Issuers
  (Cost $38,230,370)                                                                                               37,132,003
                                                                                                               --------------

MORTGAGE-BACKED SECURITIES - US GOVERNMENT AGENCY OBLIGATIONS -- 1.8%

FHLMC Pool #781697(FRN)                                            4.771%          07/01/34         329,420           333,868
FHLMC, Ser. 2004-2882, Class HI (f)                                5.000%          05/15/18          53,061             5,386
FHLMC, Ser. 2005-2934, Class HI (f)                                5.000%          02/15/20         122,282            17,796
FHLMC, Ser. 2005-2934, Class KI (f)                                5.000%          02/15/20          61,187             9,720
FHLMC, Ser. 2005-2967, Class JI (f)                                5.000%          04/15/20          65,513             9,711
FHLMC Strip, Ser. 2004-227, Class IO (f)                           5.000%          12/01/34         497,481           114,620
FHLMC Strip, Ser. 2005-232, Class IO (f)                           5.000%          08/01/35         234,692            50,987
FHLMC Strip, Ser. 2005-233, Class 5 (f)                            4.500%          09/15/35          84,112            19,363
FHLMC Structured Pass Through Securities , Ser. 2003-T57,
  Class 1A3                                                        7.500%          07/25/43         533,221           571,354
FNMA Pool #14903                                                   5.500%          12/01/99       2,300,000         2,347,437
FNMA Pool #51104                                                   6.000%          12/01/99      31,000,000        31,755,625
FNMA Pool #52168                                                   6.500%          12/01/99       2,000,000         2,071,250
FNMA Pool #831360                                                  5.500%          03/01/21         545,899           558,035
FNMA Pool #865792                                                  5.500%          03/01/21         580,975           593,892
FNMA Pool #914758                                                  5.000%          04/01/22         936,136           946,002
FNMA Pool #938469                                                  5.000%          07/01/22         952,371           962,408
FNMA, Ser. 2006-10, Class FD (FRN)                                 2.949%          03/25/36         195,747           195,609
FNMA Strip, Ser. 2005-357, Class 2 (f)                             5.000%          02/01/35         217,975            49,119
FNMA Strip, Ser. 2005-360, Class 2 (f)                             5.000%          08/01/35       1,415,705           307,584
FNMA Strip, Ser. 2005-365, Class 4 (f)                             5.000%          04/01/36          82,194            18,427
FNMA Whole Loan , Ser. 2002-W8, Class A3                           7.500%          06/25/42         574,107           630,542
GNMA , Ser. 2001-65, Class PG                                      6.000%          07/20/28          22,804            22,791
                                                                                                               --------------
Total Mortgage-Backed Securities - US Government Agency
  Obligations (Cost $40,869,728)                                                                                   41,591,526
                                                                                                               --------------
COMMODITY INDEX-LINKED NOTE -- 0.5%
AIG-FP Private Funding (Cayman) Ltd. (d) (e)
  (Cost $10,000,000)                                               5.206%          02/04/09      10,000,000        11,991,656
                                                                                                               --------------

US TREASURY SECURITIES -- 13.4%
US Treasury Inflation-Indexed Note (g) (h)                         1.625%          01/15/18     224,556,512       235,801,853
US Treasury Note                                                   4.250%          11/15/17      20,000,000        21,339,060
US Treasury Note (h)                                               3.500%          02/15/18      55,410,000        55,730,325
                                                                                                               --------------
Total Treasury Securities
  (Cost US $304,607,067)                                                                                          312,871,238
                                                                                                               --------------

COMMINGLED INVESTMENT VEHICLES -- 21.1%
                                                                                                NUMBER OF
                                                                                                 SHARES             VALUE
EXCHANGE-TRADED FUNDS -- 3.7%
iShares MSCI EAFE Index Fund                                                                      400,800          28,817,520
iShares MSCI Emerging Markets Index Fund                                                          228,000          30,638,640
Vanguard Total Stock Market                                                                       200,000          26,200,000
                                                                                                               --------------
Total Exchange-Traded Funds
  (Cost $86,435,142)                                                                                               85,656,160
                                                                                                               --------------

PRIVATE INVESTMENT FUNDS (i) -- 17.4%
Canyon Value Realization Fund, LP  (a) (b) (d) (e)                                                                 41,414,569
Convexity Capital Offshore, LP  (a) (b) (d) (e)                                                                    66,056,989
Farallon Capital Institutional Partners, LP  (a) (b) (d) (e)                                                       41,620,997
Freeman Fair Value Fund I, LP  (a) (d) (e)                                                                         52,098,038
Joho Partners, LP  (a) (b) (d) (e)                                                                                 18,601,505
Lansdowne UK Equity Fund Ltd.  (a) (b) (d) (e)                                                    111,562          36,640,816
Lone Cascade, LP  (a) (b) (d) (e)                                                                                  15,621,329
Lone Picea, LP, Class B  (a) (b) (d) (e)                                                                            1,593,432
Lone Picea, LP, Class D  (a) (b) (d) (e)                                                                            2,619,096
Lone Redwood, LP  (a) (b) (d) (e)                                                                                  11,936,459
Maverick Fund USA Ltd., Class C (a) (b) (d) (e)                                                                    29,433,319
Nomad Investment Co. Ltd., Class A  (a) (b) (d) (e)                                                 5,894          15,867,955
Nomad Investment Co. Ltd., Class R  (a) (b) (d) (e)                                                 2,784           7,372,071
OZ Domestic Partners, LP  (a) (b) (d) (e)                                                                          16,136,706
Regiment Capital Ltd.  (a) (b) (d) (e)                                                             45,152           8,935,291
Tosca  (a) (b) (d) (e)                                                                            153,727          19,134,441
Tosca Asia  (a) (b) (d) (e)                                                                       231,455          23,603,375
                                                                                                               --------------
Total Private Investment Funds
  (Cost $283,382,430)                                                                                             408,686,388
                                                                                                               --------------
Total Commingled Investment Vehicles
  (Cost $369,817,572)                                                                                             494,342,548
                                                                                                               --------------
PREFERRED STOCKS -- 0.1%
Anglo Platinum Ltd., 6.38% (South Africa) (a)                                                       5,456             287,264
Cia Vale do Rio Doce, 1.46% (Brazil)                                                               52,336           1,514,872
Hyundai Motor Co. Ltd., 3.98% (South Korea)                                                        26,490             874,456
Malaysian Airline System Berhad, 30.0% (Malaysia)                                                  40,000              10,130
                                                                                                               --------------
Total Preferred Stocks
  (Cost $1,539,600)                                                                                                 2,686,722
                                                                                                               --------------
                                                                                                NUMBER OF
                                                                                                CONTRACTS

PURCHASED OPTIONS -- 0.1%
iShares DJ US Real Estate Put, Strike 60, Expiring 01/17/09
  (Cost $1,648,566)  (a)                                                                          270,000           1,910,620
                                                                                                               --------------
RIGHTS -- 0.0%
Catalyst Paper Corp., Expiring 04/07/08 (Canada) (a)                                               33,300               4,055
Gentling International plc, Expiring 04/11/08 (Malaysia) (a)                                      175,430             140,410
Iluka Resources, Ltd., Expiring 04/09/08 (Australia) (a)                                            5,588              10,725
                                                                                                               --------------
Total Rights
  (Cost $17,788)                                                                                                      155,190
                                                                                                               --------------
WARRANTS -- 0.0%
Bank Pan Indonesia Tbk- Warrants Expiring 07/10/09 (Indonesia) (a)                              1,823,341              59,425
Matahari Putra Prima Tbk- Warrants Expiring 07/12/10 (Indonesia) (a)                              530,600               2,190
Multi-Purpose Holdings Berhad- Warrants Expiring 02/26/09 (Malaysia) (a)                           18,100               5,348
                                                                                                               --------------
Total Warrants
  (Cost $24,049)                                                                                                       66,963
                                                                                                               --------------
                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT              VALUE
SHORT-TERM INVESTMENTS -- 33.0%

REPURCHASE AGREEMENT -- 17.4%

State Street Bank & Trust Co. Repurchase Agreement
  issued on 03/31/08 (proceeds at maturity $411,590,000)
  (Collateralized by a US Treasury Inflation-Indexed Note,
  4.38%, due 08/15/12 with a principal value of $116,590,000 and a market value, including accrued interest, of
  $127,567,998, a US Treasury Inflation-Indexed Note, 0.875%,
  due 04/15/10 with a principal value of $103,000,000 and a
  market value, including accrued interest, of $117,677,500, and a US Treasury Note, 4.875%, due 04/30/08 with a principal value of $192,000,000 and a market value, including accrued interest, of $196,418,496)
  (Cost $406,021,151)                                              0.250%          04/01/08     406,021,151       406,021,151
                                                                                                               --------------

US GOVERNMENT AGENCY OBLIGATIONS -- 0.0%
FHLMC Discount Note  (g) (j)                                                       08/25/08          25,000            24,742
FNMA Discount Note  (g) (j)                                                        09/24/08          75,000            74,267
                                                                                                               --------------
Total US Government Agency Obligations
  (Cost $98,987)                                                                                                       99,009
                                                                                                               --------------

US TREASURY SECURITIES -- 15.6%
US Treasury Bill  (j)                                                              04/03/08      45,000,000        44,998,200
US Treasury Bill  (j)                                                              04/10/08      60,000,000        59,985,240
US Treasury Bill  (j)                                                              04/15/08      50,000,000        49,975,350
US Treasury Bill  (j)                                                              04/17/08      50,000,000        49,976,950
US Treasury Bill  (j)                                                              04/24/08      50,000,000        49,962,350
US Treasury Bill  (j)                                                              05/01/08      61,000,000        60,957,422
US Treasury Bill  (g) (j)                                                          05/15/08      50,000,000        49,923,450
                                                                                                               --------------
Total US Treasury Securities
  (Cost $365,384,495)                                                                                             365,778,962
                                                                                                               --------------
Total Short-Term Investments
  (Cost $771,504,633)                                                                                             771,899,122
                                                                                                               --------------
Total Investments -- 104.1%
  (Cost $2,189,517,817)                                                                                         2,439,162,580

Liabilities in Excess of Other Assets -- (4.1)%                                                                  (97,091,197)
                                                                                                               --------------
Net Assets -- 100.0%                                                                                           $2,342,071,383
                                                                                                               ==============
                                                                                               NUMBER OF
                                                                                                 SHARES             VALUE
SECURITIES SOLD SHORT -- (0.6)%

COMMON STOCKS -- (0.6)%

COMMERCIAL SERVICES & SUPPLIES -- 0.0%

Regus Group plc                                                                                  (422,300)     $     (796,533)
                                                                                                               --------------

HOTELS, RESTAURANTS & LEISURE -- (0.1)%
Choice Hotels International, Inc.                                                                 (18,700)           (637,857)
Orient-Express Hotels Ltd., Class A                                                               (11,900)           (513,604)
Starwood Hotels & Resorts Worldwide, Inc.                                                         (13,800)           (714,150)
                                                                                                               --------------
Total Hotels, Restaurants & Leisure                                                                                (1,865,611)
                                                                                                               --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- (0.4)%
Alexander's, Inc. (a)                                                                                (900)           (319,050)
Associated Estates Realty Corp.                                                                   (46,900)           (536,536)
BRE Properties, Inc.                                                                              (17,300)           (788,188)
Canadian Apartment Properties Real Estate Investment Trust                                        (12,400)           (191,717)
Cousins Properties, Inc.                                                                          (15,200)           (375,592)
DiamondRock Hospitality Co.                                                                       (38,200)           (483,994)
Duke Realty Corp.                                                                                 (25,600)           (583,936)
Education Realty Trust, Inc.                                                                      (20,400)           (256,428)
Equity One, Inc.                                                                                  (33,000)           (791,010)
First Industrial Realty Trust, Inc.                                                               (17,600)           (543,664)
HCP, Inc.                                                                                         (14,300)           (483,483)
Hersha Hospitality Trust , Class A                                                                (65,400)           (590,562)
Hospitality Properties Trust                                                                      (21,500)           (731,430)
Kite Realty Group Trust                                                                           (19,000)           (266,000)
Lexington Realty Trust                                                                            (39,400)           (567,754)
National Retail Properties, Inc.                                                                  (20,000)           (441,000)
Post Properties, Inc.                                                                              (1,900)            (73,378)
RAIT Financial Trust                                                                               (8,700)            (60,378)
Regency Centers Corp.                                                                              (7,000)           (453,320)
Saul Centers, Inc.                                                                                 (5,800)           (291,392)
Strategic Hotels & Resorts, Inc.                                                                  (29,900)           (392,587)
Tanger Factory Outlet Centers, Inc.                                                               (21,700)           (834,799)
                                                                                                               --------------
Total Real Estate Investment Trusts (REITs)                                                                      (10,056,198)
                                                                                                               --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- (0.1)%
China Overseas Land & Investment Ltd.                                                            (108,100)           (201,294)
Guangzhou R&F Properties Co. Ltd., Class H                                                        (76,200)           (204,440)
St. Joe Co. (The)                                                                                 (14,700)           (631,071)
                                                                                                               --------------
Total Real Estate Management & Development                                                                         (1,036,805)
                                                                                                               --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.0%

Neuberger Berman Real Estate Securities Income Fund, Inc.                                         (16,753)           (173,731)
                                                                                                               --------------
Total Securities Sold Short
  (Proceeds $14,333,541)                                                                                       $ (13,928,878)
                                                                                                               ==============
  ADR American Depositary Reciept
  ADS American Depositary Share
  CVA Certificaaten van aandelen (share certificates)
 EAFE Europe, Australasia, and Far East
 HLMC Freddie Mac
 FNMA Fannie Mae
  FRN Floating Rate Note.  Rate disclosed represents rate as of March 31, 2008.
  GDR Global  Depositary Reciept
 GNMA Ginnie Mae
   IO Interest-Only Security
  JSE Johannesburg Stock Exchange
  LSE London Stock Exchange
 MSCI Morgan Stanley Capital International
 NVDR Non-Voting Depositary Receipt
 NYSE New York Stock Exchange
 REIT Real Estate Investment Trust
SPADR Sponsored ADR
 STEP A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
  TSE Toronto Stock Exchange
 UNIT A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
  VRN Variable Rate Note.  Rate disclosed represents rate as of March 31, 2008.
 VVPR Verminderde Voorheffing Precompte Reduit (France dividend coupon)

    * Approximately 38% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
  (a) Non income-producing security.
  (b) Illiquid security.
  (c) A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company. Also known as a "designer stock".
  (d) Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $421,152,887, which represents 17.98% of the fund's net assets.
  (e) Restricted Securities. The following restricted securities were held by the fund as of March 31, 2008, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Freeman Fair Value Fund I, LP, Canyon Value Realization Fund, LP, and AIG - FP
      Private Funding Note. TIP's board of directors has deemed 10% of Canyon Value Realization Fund, LP to be illiquid. The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days notice and payment of a 0.25% redemption fee. The
      TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at
      99.75% of its stated market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

                                                                   DATE OF
INVESTMENT                                                       ACQUISITION               COST                 VALUE
Aeroplane Income Fund Registered, Class D                     01/08/07-05/22/07          $    335,785         $    361,017
AIG-FP Private Funding (Cayman) Ltd.                               01/31/08                10,000,000           11,991,656
Bell Aliant Regional Communications Income Fund                    07/11/06                    46,436               45,520
Canyon Value Realization Fund, LP                             12/31/97-04/03/06            23,797,936           41,414,569
Convexity Capital Offshore, LP                                     02/16/06                42,000,000           66,056,989
Farallon Capital Institutional Partners, LP                   04/01/95-11/01/05            17,746,138           41,620,997
Freeman Fair Value Fund I, LP                                 10/01/04-07/01/05            50,000,000           52,098,038
Jazz Air Income Fund                                          03/12/07-05/22/07                66,081               68,306
Joho Partners, LP                                                  01/03/07                15,000,000           18,601,505
Lansdowne UK Equity Fund Ltd.                                 06/01/06-09/01/07            26,000,000           36,640,816
Lone Cascade, LP                                              01/03/06-01/02/08            13,788,000           15,621,329
Lone Picea, LP, Class B                                            01/03/05                 1,617,000            1,593,432
Lone Picea, LP, Class D                                       01/02/03-01/02/04             2,279,000            2,619,096
Lone Redwood, LP                                                   12/29/98                 3,154,356           11,936,459
Maverick Fund USA Ltd., Class C                               01/03/06-10/01/07            20,000,000           29,433,319
Nomad Investment Co. Ltd., Class A                                 10/02/06                14,000,000           15,867,955
Nomad Investment Co. Ltd., Class R                                 02/01/08                 8,000,000            7,372,071
OZ Domestic Partners, LP                                      12/31/01-09/30/03             9,000,000           16,136,706
Regiment Capital Ltd.                                              06/30/03                 6,000,000            8,935,291
Tosca                                                         12/30/03-07/30/04            11,000,000           19,134,441
Tosca Asia                                                         03/01/07                20,000,000           23,603,375
                                                                                                              ------------
Total                                                                                                         $421,152,887
                                                                                                              ============

 (f) Interest Only security.
 (g) Security or a portion thereof is held as initial margin for financial futures and forward contracts.
 (h) Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Schedules of Investments.
 (i) Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2008. These positions are therefore grouped into their own industry classification.
 (j) Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated
     principal amount.

FINANCIAL FUTURES CONTRACTS

                                                                       INITIAL
                                                                       NOTIONAL          NOTIONAL            UNREALIZED
     NUMBER OF                                                           VALUE/          VALUE AT           APPRECIATION/
     CONTRACTS  TYPE                                                  (PROCEEDS)      MARCH 31, 2008        (DEPRECIATION)

                Long Financial Futures Contracts
     71         June 2008 Australian Dollar                             6,617,910         6,419,068           (198,800)
     76         June 2008 CAC40 Index                                   5,166,883         5,524,064            307,161
     130        June 2008 Canadian Dollar                              13,159,250        12,621,658           (537,550)
     61         June 2008 DAX Index                                    15,236,526        15,879,231            605,509
     527        June 2008 Euro FX GLBX                                102,182,006       103,614,746          1,432,781
     433        June 2008 FTSE 100 Index                               47,741,172        49,056,168          1,701,520
     400        June 2008 Japanese Yen                                 49,725,000        50,354,958            630,000
     37         June 2008 MIB Index                                     8,756,851         8,949,522            131,908
     875        June 2008 S&P 500 Index                               282,749,788       289,624,958          6,875,212
     219        June 2008 Swiss Franc                                  26,997,225        27,555,633            558,450
     401        June 2008 Topix Index                                  49,505,983        48,897,982         (1,623,606)
     143        June 2008 TSE 60 Index                                 22,358,803        21,894,722            128,449
                                                                                                           -----------
                                                                                                            10,011,034
                                                                                                           -----------
                Short Financial Futures Contracts
     9          June 2008 90-Day Eurodollar                            (2,157,465)       (2,198,948)           (41,461)
     12         June 2008 2-Year US Treasury Note                      (2,559,595)       (2,575,897)           (16,280)
     31         June 2008 5-Year US Treasury Note                      (3,483,431)       (3,541,288)           (57,835)
     90         June 2008 10-Year US Treasury Note                    (10,428,244)      (10,705,804)          (277,537)
     56         June 2008 10-Year Interest Rate Swap                   (6,212,332)       (6,447,897)          (235,543)
     6          September 2008 90-Day Eurodollar                       (1,442,985)       (1,468,598)           (25,590)
     31         December 2008 90-Day Eurodollar                        (7,382,790)       (7,582,622)          (199,810)
     6          March 2009 90-Day Eurodollar                           (1,441,135)       (1,467,248)           (26,090)
     6          June 2009 90-Day Eurodollar                            (1,439,210)       (1,464,473)           (25,240)
     23         September 2009 90-Day Eurodollar                       (5,486,231)       (5,601,960)          (115,706)
     23         December 2009 90-Day Eurodollar                        (5,482,506)       (5,585,860)          (103,331)
     23         March 2010 90-Day Eurodollar                           (5,474,442)       (5,574,360)           (99,895)
     23         June 2010 90-Day Eurodollar                            (5,472,692)       (5,561,710)           (88,995)
     6          September 2010 90-Day Eurodollar                       (1,426,560)       (1,447,748)           (21,165)
     6          December 2010 90-Day Eurodollar                        (1,425,585)       (1,444,598)           (18,990)
     6          March 2011 90-Day Eurodollar                           (1,424,910)       (1,442,423)           (17,490)
     6          June 2011 90-Day Eurodollar                            (1,424,010)       (1,440,473)           (16,440)
     6          September 2011 90-Day Eurodollar                       (1,423,110)       (1,438,673)           (15,540)
     6          December 2011 90-Day Eurodollar                        (1,422,135)       (1,436,873)           (14,715)
     6          March 2012 90-Day Eurodollar                           (1,421,385)       (1,435,598)           (14,190)
     6          June 2012 90-Day Eurodollar                            (1,420,560)       (1,434,323)           (13,740)
     6          September 2012 90-Day Eurodollar                       (1,419,885)       (1,432,973)           (13,065)
                                                                                                           -----------
                                                                                                            (1,458,648)
                                                                                                           -----------
                                                                                                           $ 8,552,386
                                                                                                           ===========

FORWARD CURRENCY CONTRACTS
                                                                                                          UNREALIZED
                                                                      IN EXCHANGE                       APPRECIATION/
  DESCRIPTION                                                             FOR                           (DEPRECIATION)

Sell Contracts
  4,542,500           British Pounds                                 $ 8,997,421                           $ 1,632
                                                                                                           =======
TOTAL RETURN SWAPS CONTRACTS

                                                                                                          NET
                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
EXPIRATION DATE      COUNTERPARTY           PAY                RECEIVE          NOTIONAL AMOUNT       (DEPRECIATION)
Long Total Return Swaps Contracts

                                        1 Month LIBOR           Camargo
                                           plus a               Correa
                       Merrill           specified          Desenvolvimento
  11/03/2008            Lynch             spread              Imobiliarios           812,578            $(214,515)
                                        1 Month LIBOR            Agra
                                           plus a            Empreendimentos
                       Merrill           specified           Imobiliarios
  11/03/2008            Lynch             spread                  SA                 727,092             (219,072)
                                        1 Month LIBOR
                                           plus a                Aldar
                       Merrill           specified             Properties
  01/05/2009            Lynch             spread                 PJSC              2,284,836             (142,656)
                                        1 Month LIBOR
                                           plus a                Aldar
                       Merrill           specified             Properties
  02/25/2009            Lynch              spread                 PJSC                62,033               (3,873)
                                        1 Month LIBOR
                                           plus a                Aldar
                       Merrill           specified             Properties
  02/26/2009            Lynch              spread                 PJSC               168,588              (10,526)
                                        1 Month LIBOR
                                           plus a                Aldar
                       Merrill           specified             Properties
  02/27/2009            Lynch              spread                 PJSC               431,857              (27,064)
                                        1 Month LIBOR
                                           plus a                Aldar
                       Merrill           specified             Properties
  03/03/2009            Lynch              spread                 PJSC                90,444               (6,986)
                                                                                                        ---------
                                                                                                         (624,692)
                                                                                                        ----------

Short Total Return Swaps Contracts

                                         Dow Jones          1 Month LIBOR
                                          Wilshire             plus a
                                         REIT Index          specified
  05/31/2008         Bear Stearns       Total Return           Spread             (8,648,356)             147,220

                                                            1 Month LIBOR
                                       Energy Select           plus a
                       Goldman          Sector SPDR          specified
  12/26/2008             Sachs              Fund              spread              (9,293,750)              71,337
                                                                                                        ---------
                                                                                                          218,557
                                                                                                        ---------
                                                                                                        $(406,135)
                                                                                                        =========

See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)                                           MARCH 31, 2008

                                                                                              NUMBER OF
                                                                                                SHARES             VALUE
     INVESTMENTS -- 98.5% OF NET ASSETS

     COMMON STOCKS -- 77.5%

AUSTRALIA -- 4.1%
Alumina Ltd.                                                                                      113,000        $    580,493
Amcor Ltd.                                                                                        263,670           1,725,894
Australia and New Zealand Banking Group Ltd.                                                       43,720             904,755
Caltex Australia Ltd.                                                                              32,000             381,490
Foster's Group Ltd.                                                                               455,671           2,132,161
National Australia Bank Ltd.                                                                      110,721           3,065,999
Santos Ltd.                                                                                        74,260             993,713
Telstra Corp. Ltd.                                                                                998,402           4,023,485
Wesfarmers Ltd.                                                                                    39,126           1,436,254
                                                                                                                 ------------
                                                                                                                   15,244,244
                                                                                                                 ------------

AUSTRIA -- 0.1%
BWIN Interactive Entertainment AG (a)                                                               1,300              42,878
Oesterreichische Post AG                                                                            3,145             137,284
                                                                                                                 ------------
                                                                                                                      180,162
                                                                                                                 ------------

BELGIUM -- 0.7%
Fortis                                                                                             97,807           2,464,520
Fortis, Strip VVPR (a)                                                                             39,122                 618
                                                                                                                 ------------
                                                                                                                    2,465,138
                                                                                                                 ------------

BERMUDA -- 0.2%
Cosco Pacific Ltd.                                                                                320,000             623,212
                                                                                                                 ------------

BRAZIL -- 0.3%
Companhia de Concessoes Rodoviarias (CCR)                                                          45,500             671,337
Redecard SA                                                                                        32,700             543,975
                                                                                                                 ------------
                                                                                                                    1,215,312
                                                                                                                 ------------

CANADA -- 1.7%
AbitibiBowater, Inc. (a)                                                                            8,707             112,649
Ace Aviation Holdings, Inc., Class A (a)                                                           10,200             209,177
Aeroplane Income Fund Registered, Class D (b) (c) (d)                                               7,693             136,779
BCE, Inc.                                                                                           8,737             295,787
Bell Aliant Regional Communications Income Fund (b) (c) (d)                                           565              16,508
Bombardier, Inc., Class B (a)                                                                     347,000           1,849,179
Catalyst Paper Corp. (a)                                                                           72,900              66,760
Fraser Papers, Inc. (a)                                                                            20,570              50,300
Imperial Oil Ltd.                                                                                  24,916           1,305,939
Jazz Air Income Fund (b) (c) (d)                                                                    3,206              24,675
Onex Corp.                                                                                          5,300             154,645
Rogers Communications, Inc., Class B                                                               53,600           1,927,919
                                                                                                                 ------------
                                                                                                                    6,150,317
                                                                                                                 ------------

CHINA -- 0.1%
Tsingtao Brewery Co. Ltd.                                                                         149,000             439,823
                                                                                                                 ------------

DENMARK -- 1.1%
Coloplast A/S, Class B                                                                              7,200             658,096
GN Store Nord A/S (GN Great Nordic) (a)                                                           101,085             505,520
Vestas Wind Systems A/S (a)                                                                        16,596           1,816,152
William Demant Holding (a)                                                                         11,600             928,317
                                                                                                                 ------------
                                                                                                                    3,908,085
                                                                                                                 ------------

FINLAND -- 1.2%
Metso Oyj                                                                                          26,670           1,441,800
Sampo Oyj, Class A                                                                                 48,200           1,306,209
Tietoenator Oyj                                                                                    15,420             380,874
UPM-Kymmene Oyj                                                                                    69,520           1,234,498
Wartsila Oyj Corp., Class B                                                                         1,995             134,616
                                                                                                                 ------------
                                                                                                                    4,497,997
                                                                                                                 ------------

FRANCE -- 6.4%
Atos Origin SA (a)                                                                                  5,100             283,846
AXA SA                                                                                             27,200             984,366
BNP Paribas                                                                                        10,598           1,070,980
Carrefour SA                                                                                       45,709           3,526,032
Compagnie de Saint-Gobain                                                                          32,807           2,680,843
France Telecom SA                                                                                  76,123           2,559,441
Lagardere S.C.A                                                                                     1,660             124,272
Legrand SA                                                                                         13,750             431,282
Neopost SA                                                                                          7,810             877,631
Renault SA                                                                                         24,310           2,689,749
SA des Ciments Vicat                                                                                1,440             123,456
Sanofi-Aventis                                                                                     10,476             786,064
SCOR SE                                                                                            23,009             549,982
Societe Generale, Class A                                                                          18,511           1,809,378
Societe Generale NV (a)                                                                             4,627             445,232
Suez SA, Strip VVPR (a) (c)                                                                         6,948                 110
Thales SA                                                                                          16,000           1,036,987
Total SA                                                                                           50,717           3,771,263
                                                                                                                 ------------
                                                                                                                   23,750,914
                                                                                                                 ------------

GERMANY -- 3.4%
BASF AG                                                                                            10,800           1,453,460
Bayerische Motoren Werke AG                                                                        11,400             629,445
Daimler AG Registered                                                                              14,598           1,247,085
Deutsche Post AG                                                                                   15,600             476,781
Deutsche Telekom AG                                                                               123,250           2,049,167
E.ON AG                                                                                             7,400           1,369,287
Fresenius Medical Care AG & Co.                                                                    13,700             688,944
Fresenius Medical Care AG & Co. - ADR                                                              15,780             794,049
RWE AG                                                                                             29,588           3,635,001
                                                                                                                 ------------
                                                                                                                   12,343,219
                                                                                                                 ------------

HONG KONG -- 2.9%
Asia Satellite Telecommunications Holdings Ltd.                                                    15,000              28,419
China Mobile Ltd.                                                                                  83,000           1,241,608
First Pacific Co.                                                                                 916,000             607,192
Henderson Land Development Co.                                                                     96,000             693,126
Hong Kong & Shanghai Hotels Ltd. (The)                                                            282,273             463,313
Hong Kong Aircraft Engineering Co. Ltd.                                                            23,400             385,761
Hong Kong Electric Holdings Ltd.                                                                  301,500           1,921,060
i-CABLE Communications Ltd.                                                                       515,000              77,297
New World Development Ltd.                                                                        707,794           1,712,436
Next Media Ltd.                                                                                   400,000             156,668
Silver Grant International Ltd.                                                                   174,000              25,399
SmarTone Telecommunications Holdings Ltd.                                                         250,478             264,346
Television Broadcasts Ltd.                                                                        106,000             570,643
Wharf (Holdings) Ltd. (The)                                                                       402,392           1,912,885
Wheelock & Co. Ltd.                                                                               173,000             487,586
                                                                                                                 ------------
                                                                                                                   10,547,739
                                                                                                                 ------------

INDONESIA -- 0.4%
Bank Pan Indonesia Tbk PT (a)                                                                   6,749,403             472,653
Bank Permata Tbk PT (a) (c)                                                                         5,572                 551
Citra Marga Nusaphala Persada Tbk PT                                                              156,500              23,044
Gudang Garam Tbk PT                                                                               106,000              88,121
Indofood Sukses Makmur Tbk PT                                                                   1,063,500             270,712
Matahari Putra Prima Tbk PT                                                                     2,086,100             134,747
Mulia Industrindo Tbk PT (a)                                                                      415,000              14,657
Semen Gresik (Persero) Tbk PT                                                                   1,154,500             631,433
                                                                                                                 ------------
                                                                                                                    1,635,918
                                                                                                                 ------------

IRELAND -- 0.3%
DCC plc                                                                                             4,740             112,210
Fyffes plc                                                                                        100,000             142,073
Independent News & Media plc                                                                      216,340             716,811
Paddy Power plc                                                                                     4,285             155,646
Total Produce plc                                                                                  99,200              95,573
                                                                                                                 ------------
                                                                                                                    1,222,313
                                                                                                                 ------------

ITALY -- 3.0%
Banco Popolare Scarl (a)                                                                           21,801             360,784
Fiat SpA                                                                                           61,800           1,426,281
Finmeccanica SpA                                                                                    4,700             160,119
Intesa Sanpaolo                                                                                   477,733           3,376,006
Luxottica Group SpA - SPADR                                                                        36,000             905,760
Natuzzi SpA - SPADR (a)                                                                             6,600              24,420
Saipem SpA                                                                                         43,679           1,764,106
Seat Pagine Gaille                                                                              2,418,915             419,674
UniCredito Italiano SpA                                                                           391,488           2,615,229
                                                                                                                 ------------
                                                                                                                   11,052,379
                                                                                                                 ------------

JAPAN -- 14.5%
Ajinomoto Co., Inc.                                                                                38,000             388,912
Alfresa Holdings Corp.                                                                              5,800             456,632
Astellas Pharma, Inc.                                                                              54,200           2,103,422
Bank of Yokohama Ltd. (The)                                                                        55,000             380,121
Bridgestone Corp.                                                                                  31,900             545,062
Canon, Inc.                                                                                        70,450           3,264,681
Chiba Bank Ltd. (The)                                                                              26,000             177,187
Dai Nippon Printing Co. Ltd.                                                                       29,000             462,394
Dai-Dan Co. Ltd.                                                                                   27,000             117,862
Daifuku Co. Ltd.                                                                                    2,500              32,132
East Japan Railway Co.                                                                                141           1,173,821
FamilyMart Co. Ltd.                                                                                22,000             793,869
FUJIFILM Holdings Corp.                                                                            15,000             532,906
Fujitsu Frontech Ltd.                                                                               8,500              62,809
Fukuoka Financial Group, Inc.                                                                      88,000             464,547
Hitachi Chemical Co. Ltd.                                                                          17,600             331,525
Inabata & Co. Ltd.                                                                                 10,000              53,898
Isetan Co. Ltd.                                                                                     9,000             104,555
JS Group Corp.                                                                                     34,000             516,165
Kao Corp.                                                                                         143,000           4,055,410
Kawasaki Heavy Industries Ltd.                                                                    150,000             340,403
KDDI Corp.                                                                                            352           2,175,659
Kinden Corp.                                                                                       23,000             222,793
Kirin Holdings Co. Ltd.                                                                            38,000             723,302
Marui Group Co. Ltd.                                                                               39,500             424,922
Matsushita Electric Works Ltd.                                                                     66,772             697,501
Millea Holdings, Inc.                                                                              61,700           2,282,958
Mitsubishi Corp.                                                                                   30,300             933,709
Mitsubishi Tanabe Pharma Corp.                                                                     41,000             478,110
Mitsubishi UFJ Financial Group, Inc.                                                              106,900             930,458
Namco Bandai Holdings, Inc.                                                                        35,000             479,960
NEC Corp.                                                                                          91,000             348,601
Nintendo Co. Ltd.                                                                                   1,100             569,840
Nippon Meat Packers, Inc.                                                                          42,000             625,146
Nippon Oil Corp.                                                                                   53,000             334,699
Nippon Suisan Kaisha Ltd.                                                                          72,000             270,106
Nitto Denko Corp.                                                                                  31,300           1,342,798
Noritake Co. Ltd.                                                                                  14,000              56,755
NTT Corp.                                                                                             264           1,148,406
NTT Data Corp.                                                                                         74             324,643
NTT DoCoMo, Inc.                                                                                      338             513,257
Obayashi Corp.                                                                                     26,000             110,457
OMRON Corp.                                                                                        16,400             340,326
Onward Holdings Co. Ltd.                                                                           31,000             318,762
Ricoh Co. Ltd.                                                                                     20,000             334,332
Rohm Co. Ltd.                                                                                       3,700             229,742
Ryosan Co. Ltd.                                                                                     8,000             189,732
Sankyo Seiko Co. Ltd.                                                                               9,000              25,993
Secom Co. Ltd.                                                                                     16,500             810,797
Sekisui House Ltd.                                                                                 34,000             315,758
Seven & I Holdings Co. Ltd.                                                                       100,060           2,543,492
Shimizu Corp.                                                                                      45,000             209,963
Shiseido Co. Ltd.                                                                                  15,000             396,913
Sompo Japan Insurance, Inc.                                                                        42,000             376,188
Sony Corp.                                                                                         14,900             596,028
Sumitomo Electric Industries Ltd.                                                                  31,700             402,206
Sumitomo Forestry Co. Ltd.                                                                         43,000             299,062
Sumitomo Metal Mining Co. Ltd.                                                                     12,000             224,933
Sumitomo Mitsui Financial Group, Inc.                                                                 118             779,118
Sumitomo Trust & Banking Co. Ltd.                                                                  26,000             179,475
Taiyo Nippon Sanso Corp.                                                                           58,000             465,820
Takeda Pharmaceutical Co. Ltd.                                                                     68,100           3,443,637
TDK Corp.                                                                                           7,000             416,013
Tokyo Electric Power Co., Inc. (The)                                                               10,400             279,760
Tokyo Electron Ltd.                                                                                 8,100             501,163
Tokyo Gas Co. Ltd.                                                                                265,000           1,073,788
Tokyo Ohka Kogyo Co. Ltd.                                                                           8,900             197,651
Toppan Forms Co. Ltd.                                                                              21,700             219,736
Toyo Seikan Kaisha Ltd.                                                                            26,700             513,033
Toyota Motor Corp.                                                                                 65,300           3,290,917
West Japan Railway Co.                                                                                474           2,085,340
Yamatake Corp.                                                                                     11,500             326,592
Yamato Holdings Co. Ltd.                                                                           47,000             693,867
                                                                                                                 ------------
                                                                                                                   53,432,530
                                                                                                                 ------------

LUXEMBOURG -- 0.6%
ArcelorMittal                                                                                      28,810           2,359,545
                                                                                                                 ------------

MALAYSIA -- 0.8%
AMMB Holdings Berhad                                                                              293,087             317,362
British American Tobacco Malaysia Berhad                                                           19,000             252,886
Bumiputra-Commerce Holdings Berhad                                                                257,899             805,877
Carlsberg Brewery Malaysia Berhad                                                                  51,200              65,849
Malaysian Airline System Berhad (a)                                                                80,000              88,668
Multi-Purpose Holdings Berhad                                                                     158,900              92,977
Resorts World Berhad                                                                              810,200             874,349
Sime Darby Berhad (a)                                                                             183,252             537,768
                                                                                                                 ------------
                                                                                                                    3,035,736
                                                                                                                 ------------

MEXICO -- 0.2%
America Movil SA de CV, Series L - ADR                                                              2,400             152,856
Grupo Televisa SA - SPADR                                                                          28,200             683,568
Telefonos de Mexico SA de CV, Series L - SPADR                                                      1,600              60,160
                                                                                                                 ------------
                                                                                                                      896,584
                                                                                                                 ------------

NETHERLANDS -- 4.0%
Heineken NV                                                                                        21,150           1,229,062
ING Groep NV - CVA                                                                                 71,038           2,655,881
Koninklijke (Royal) KPN NV                                                                         59,750           1,011,635
Koninklijke (Royal) Philips Electronics NV                                                         22,254             852,019
Koninklijke Boskalis Westminster NV - CVA                                                          22,512           1,296,205
Reed Elsevier NV                                                                                  110,325           2,104,845
Royal Dutch Shell plc, Class A                                                                    111,162           3,836,362
Royal Dutch Shell plc, Class B                                                                     29,191             982,573
Wolters Kluwer NV                                                                                  22,457             595,022
                                                                                                                 ------------
                                                                                                                   14,563,604
                                                                                                                 ------------

NEW ZEALAND -- 0.4%
PGG Wrightson Ltd.                                                                                171,369             280,485
Telecom Corp. of New Zealand Ltd.                                                                 447,796           1,317,779
                                                                                                                 ------------
                                                                                                                    1,598,264
                                                                                                                 ------------

NORWAY -- 0.4%
DNB NOR ASA                                                                                        43,400             661,465
StatoilHydro ASA                                                                                   22,700             682,570
                                                                                                                 ------------
                                                                                                                    1,344,035
                                                                                                                 ------------

PHILIPPINES (THE) -- 1.4%
ABS-CBN Broadcasting Corp.                                                                        765,000             456,826
Ayala Corp.                                                                                       168,958           1,602,482
Banco de Oro-EPCI, Inc.                                                                            92,200             115,104
Benpres Holdings Corp. (a)                                                                      1,639,000             104,499
DMCI Holdings, Inc.                                                                               526,000              99,739
Globe Telecom, Inc.                                                                                41,260           1,496,484
Jollibee Foods Corp.                                                                              249,100             287,367
Philippine Long Distance Telephone Co. - SPADR                                                     12,400             824,104
                                                                                                                 ------------
                                                                                                                    4,986,605
                                                                                                                 ------------

POLAND -- 0.2%
Bank Pekao SA                                                                                       7,952             705,764
                                                                                                                 ------------

RUSSIA -- 0.4%
LUKOIL - SPADR                                                                                     16,800           1,441,440
                                                                                                                 ------------

SINGAPORE -- 2.2%
Great Eastern Holdings Ltd.                                                                        69,000             812,317
GuocoLeisure Ltd. (a)                                                                             385,000             220,996
Jardine Matheson Holdings Ltd.                                                                     99,820           3,160,735
Jardine Strategic Holdings Ltd.                                                                   119,812           2,021,701
Mandarin Oriental International Ltd.                                                               74,881             142,543
Oversea-Chinese Banking Corp.                                                                     190,000           1,124,030
STATS ChipPAC Ltd. (a)                                                                            677,000             553,545
United Industrial Corp. Ltd.                                                                       38,000              76,231
Yellow Pages Singapore Ltd.                                                                        74,000              44,764
                                                                                                                 ------------
                                                                                                                    8,156,862
                                                                                                                 ------------

SOUTH AFRICA -- 1.0%
Anglo Platinum Ltd.                                                                                 2,600             381,685
AngloGold Ashanti Ltd.                                                                              1,936              65,500
City Lodge Hotels Ltd.                                                                              9,008              83,304
Discovery Holdings Ltd.                                                                             9,307              27,968
FirstRand Ltd.                                                                                    165,816             327,322
Gold Fields Ltd.                                                                                    8,286             115,682
Hosken Consolidated Investments Ltd.                                                               20,000             189,971
JD Group Ltd.                                                                                       9,926              44,698
Nedbank Group Ltd.                                                                                 31,944             460,290
New Clicks Holdings Ltd.                                                                           44,500              77,616
Pretoria Portland Cement Co. Ltd.                                                                 162,881             804,612
RMB Holdings Ltd.                                                                                 170,400             513,746
Sun International Ltd.                                                                             49,830             700,442
                                                                                                                 ------------
                                                                                                                    3,792,836
                                                                                                                 ------------

SOUTH KOREA -- 0.3%
Hana Financial Group, Inc.                                                                         20,350             836,761
Hyundai Motor Co.                                                                                     950              75,798
Kookmin Bank                                                                                        1,200              67,403
Korea Electric Power Corp.                                                                            950              28,746
POSCO                                                                                                 200              95,737
Samsung Electronics Co. Ltd.                                                                          170             108,023
                                                                                                                 ------------
                                                                                                                    1,212,468
                                                                                                                 ------------

SPAIN -- 4.5%
Acciona SA                                                                                          6,621           1,772,928
Acerinox SA                                                                                        51,720           1,433,825
Banco Popular Espanol SA                                                                           59,020           1,071,544
Banco Santander SA                                                                                198,962           3,964,081
Iberdrola SA                                                                                      165,572           2,566,915
Prosegur, Compania de Seguridad SA                                                                  7,800             327,189
Sogecable SA (a)                                                                                    7,179             314,745
Telefonica SA                                                                                     167,645           4,816,982
Viscofan SA                                                                                        11,550             264,583
                                                                                                                 ------------
                                                                                                                   16,532,792
                                                                                                                 ------------

SWEDEN -- 1.1%
Assa Abloy AB, Class B                                                                             43,800             796,034
Ericsson, Class B                                                                                 355,620             698,863
Hoganas AB, Class B                                                                                11,340             269,547
Modern Times Group MTG AB, Class B                                                                  2,570             179,277
Svenska Cellulosa AB (SCA), Class B (a)                                                            44,900             817,865
Svenska Handelsbanken, Class A                                                                     35,700           1,040,816
TeliaSonera AB                                                                                     16,500             132,559
                                                                                                                 ------------
                                                                                                                    3,934,961
                                                                                                                 ------------

SWITZERLAND -- 2.6%
Adecco SA                                                                                          13,800             797,735
Compagnie Financiere Richemonte AG (UNIT)                                                          17,117             961,236
Geberit AG                                                                                          4,988             743,241
Logitech International SA (a)                                                                      24,405             617,656
Novartis AG                                                                                        93,808           4,810,387
PubliGroupe SA                                                                                        710             220,238
Roche Holding AG                                                                                    5,515           1,038,410
Sonova Holding AG Registered                                                                        1,603             147,025
UBS AG Registered                                                                                  12,573             365,949
                                                                                                                 ------------
                                                                                                                    9,701,877
                                                                                                                 ------------

TAIWAN -- 1.0%
Asustek Computer, Inc. - GDR                                                                       52,388             760,117
Chunghwa Telecom Co. Ltd. - ADR                                                                    53,344           1,388,011
Taiwan Semiconductor Manufacturing Co. Ltd.                                                       235,584             490,507
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR                                               115,231           1,183,422
                                                                                                                 ------------
                                                                                                                    3,822,057
                                                                                                                 ------------

THAILAND -- 1.0%
Advanced Info Service PCL                                                                         257,500             817,850
GMM Grammy PCL                                                                                    132,000              58,695
Kasikornbank PCL                                                                                  163,400             477,459
Land and Houses Public Co. Ltd.                                                                   549,000             177,856
Matichon PCL                                                                                      218,400              58,961
MBK PCL                                                                                            60,700             137,845
Post Publishing PCL                                                                               240,000              43,449
Siam Cement PCL                                                                                    68,600             474,982
Siam Cement PCL - NVDR                                                                            214,500           1,457,932
Thanachart Capital PCL                                                                            241,900             119,087
                                                                                                                 ------------
                                                                                                                    3,824,116
                                                                                                                 ------------

UNITED KINGDOM -- 14.9%
AMEC plc                                                                                           13,939             200,115
Anglo American plc - ADR                                                                           24,990             743,952
Anglo American plc - LSE Shares                                                                     2,000             118,566
Arriva plc                                                                                         77,682           1,057,437
Aviva plc                                                                                          74,178             908,906
BAE Systems plc                                                                                   173,268           1,668,405
Barclays plc                                                                                       97,400             881,838
BG Group plc                                                                                      134,228           3,108,427
BP plc                                                                                            409,998           4,151,369
Bradford & Bingley plc                                                                            102,249             377,808
BT Group plc                                                                                       63,600             274,176
Bunzl plc                                                                                          26,567             374,045
Cable & Wireless plc                                                                              373,300           1,102,996
Capita Group plc                                                                                   97,887           1,317,940
Carnival plc                                                                                       16,056             643,416
Compass Group plc                                                                                 281,263           1,798,543
Daily Mail & General Trust NV, Class A                                                              9,450              81,055
Devro plc                                                                                          63,600             101,290
Diageo plc                                                                                         60,304           1,215,775
Enodis plc                                                                                        194,137             536,407
Enterprise Inns plc                                                                                63,875             508,206
GKN plc                                                                                           186,009           1,122,941
GlaxoSmithKline plc                                                                               186,538           3,952,960
Hays plc                                                                                          164,147             372,141
HBOS plc                                                                                          215,047           2,389,289
HMV Group plc                                                                                      35,100              90,422
Homeserve plc                                                                                       4,600             175,527
ICAP plc                                                                                          103,600           1,169,458
Informa plc                                                                                       100,400             624,074
International Personal Finance                                                                     76,602             346,548
Intertek Group plc                                                                                 51,858           1,061,960
Invensys plc (a)                                                                                  156,574             699,493
ITV plc                                                                                           282,068             354,300
Ladbrokes plc                                                                                      49,007             302,681
Lloyds TSB Group plc                                                                              274,631           2,463,855
Northgate plc                                                                                       7,460              84,154
Provident Financial plc                                                                            30,854             518,253
Reckitt Benckiser Group plc                                                                        26,060           1,443,329
Reed Elsevier plc                                                                                  73,344             934,693
Rexam plc                                                                                          73,600             622,877
Rio Tinto plc                                                                                      26,425           2,743,630
Rolls-Royce Group plc (a)                                                                          16,680             133,386
Rolls-Royce Group plc, Class B                                                                  1,494,528               2,966
Royal & Sun Alliance Insurance Group plc                                                           51,500             131,521
Royal Bank of Scotland Group plc                                                                  322,423           2,157,327
Sage Group plc                                                                                    226,600             845,789
Smiths Group plc                                                                                   20,500             382,391
Sportingbet plc (a)                                                                               105,975              77,262
Stagecoach Group plc                                                                              156,536             751,699
Tesco plc                                                                                         136,300           1,029,547
Thomas Cook Group plc                                                                             161,833             930,576
Tui Travel plc                                                                                    185,879             950,617
Unilever plc                                                                                      110,498           3,728,067
Vodafone Group plc                                                                                208,987             625,781
WPP Group plc                                                                                      44,700             533,072
                                                                                                                 ------------
                                                                                                                   54,923,258
                                                                                                                 ------------

UNITED STATES -- 0.1%
NII Holdings, Inc., Class B (a)                                                                     5,800             184,324
                                                                                                                 ------------
Total Common Stocks
  (Cost $214,357,565)                                                                                             285,726,430
                                                                                                                 ------------

COMMINGLED INVESTMENT VEHICLES -- 14.0%

EXCHANGE-TRADED FUNDS -- 2.6%
iShares MSCI Emerging Markets Index Fund                                                           71,500           9,608,170
                                                                                                                 ------------

PRIVATE INVESTMENT FUNDS (e) -- 11.4%
Convexity Capital Offshore LP (a) (b) (c) (d)                                                                      15,991,885
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)                                                      54,343          17,848,276
Tosca (a) (b) (c) (d)                                                                              65,654           8,171,916
                                                                                                                 ------------
                                                                                                                   42,012,077
                                                                                                                 ------------
Total Commingled Investment Vehicles
  (Cost $34,794,655)                                                                                               51,620,247
                                                                                                                 ------------

PREFERRED STOCKS -- 0.7%
Cia Vale do Rio Doce, 1.46% (Brazil)                                                               52,940           1,532,355
Hyundai Motor Co. Ltd., 3.98% (South Korea)                                                        25,410             838,804
Malaysian Airline System Berhad, 30.0% (Malaysia)                                                  20,000               5,065
                                                                                                                 ------------
Total Preferred Stocks
  (Cost $1,477,834)                                                                                                 2,376,224
                                                                                                                 ------------

RIGHTS -- 0.0%
Catalyst Paper Corp., Expiring 04/07/08 (Canada) (a)                                               18,200               2,216
Gentling International plc, Expiring 04/11/08 (Malaysia) (a)                                       81,020              64,847
                                                                                                                 ------------
Total Rights
  (Cost $9,193)                                                                                                        67,063
                                                                                                                 ------------

WARRANTS -- 0.0%
Bank Pan Indonesia Tbk- Warrants Expiring 07/10/09 (Indonesia) (a)                              1,266,980              41,292
Matahari Putra Prima Tbk- Warrants Expiring 07/12/10 (Indonesia) (a)                              370,825               1,531
Multi-Purpose Holdings Berhad- Warrants Expiring 02/26/09 (Malaysia) (a)                           20,400               6,027
                                                                                                                 ------------
Total Warrants
  (Cost $16,955)                                                                                                       48,850
                                                                                                                 ------------

                                                                 INTEREST       MATURITY       PRINCIPAL
                                                                   RATE           DATE          AMOUNT               VALUE
SHORT-TERM INVESTMENTS -- 6.3%

REPURCHASE AGREEMENT -- 3.6%
State Street Bank & Trust Co. Repurchase Agreement
  issued on 03/31/08 (proceeds at maturity $12,285, 000)
  (Collateralized by a US Treasury Inflation-Indexed Note,
  4.38%, due 08/15/12 with a principal value of $12,285,000 and a market value, including accrued interest, of $13,441,743)
  (Cost $13,168,537)                                               0.250%          04/01/08    $ 13,168,537        13,168,537
                                                                                                                 ------------

US TREASURY SECURITIES -- 2.7%
US Treasury Bill (f) (g)
  (Cost $9,930,257)                                                                07/31/08      10,000,000         9,954,120
                                                                                                                 ------------
Total Short-Term Investments
  (Cost $23,098,794)                                                                                               23,122,657
                                                                                                                 ------------

Total Investments -- 98.5%
  (Cost $273,754,996)                                                                                             362,961,471

Other Assets in Excess of Liabilities -- 1.5%                                                                       5,614,447
                                                                                                                 ------------

Net Assets -- 100.0%                                                                                             $368,575,918
                                                                                                                 ============

  ADR American Depositary Reciept
  CVA Certificaaten van aandelen (share certificates)
 EAFE Europe, Australasia, and Far East
  GDR Global  Depositary Reciept
  LSE London Stock Exchange
 MSCI Morgan Stanley Capital International
 NVDR Non-Voting Depositary Receipt
SPADR Sponsored ADR
 UNIT A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
 VVPR Verminderde Voorheffing Precompte Reduit (France dividend coupon)

    * Approximately 31% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
  (a) Non income-producing security.
  (b) Restricted Securities. The following restricted securities were held by the fund as of March 31, 2008, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

                                                                         DATE OF
      INVESTMENT                                                       ACQUISITION            COST             VALUE

      Aeroplane Income Fund Registered, Class D                     01/08/07-05/22/07       $   125,543      $   136,779
      Bell Aliant Regional Communications Income Fund                    07/11/06                16,840           16,508
      Convexity Capital Offshore LP                                      02/16/06            11,000,000       15,991,885
      Jazz Air Income Fund                                          03/12/07-05/22/07            23,682           24,675
      Lansdowne UK Equity Fund Ltd.                                      05/31/03             8,000,000       17,848,276
      Tosca                                                              07/01/04             4,700,000        8,171,916
                                                                                                             -----------
      Total                                                                                                  $42,190,039
                                                                                                             ===========

  (c) Illiquid security.
  (d) Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $42,190,039, which represents 11.45% of the fund's net assets.
  (e) Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2008. These positions are therefore grouped into their own industry classification.
  (f) Security or a portion thereof is pledged as initial margin for financial futures contracts.
  (g) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

FINANCIAL FUTURES CONTRACTS

                                                                          INITIAL
                                                                          NOTIONAL          NOTIONAL            UNREALIZED
     NUMBER OF                                                             VALUE/           VALUE AT           APPRECIATION/
     CONTRACTS       TYPE                                                (PROCEEDS)       MARCH 31, 2008      (DEPRECIATION)
                     Long Financial Futures Contracts
     65              June 2008 Australian Dollar                        $  6,058,913      $  5,876,650         $ (182,263)
     113             June 2008 CAC40 Index                                 7,682,339         8,213,472            456,700
     189             June 2008 Canadian Dollar                            19,101,775        18,350,010           (751,765)
     24              June 2008 DAX Index                                   5,994,699         6,247,583            238,233
     37              June 2008 Euro FX GLBX                                7,174,069         7,274,662            100,594
     79              June 2008 FTSE 100 Index                              8,710,283         8,950,209            310,439
     19              June 2008 Japanese Yen                                2,361,937         2,391,863             29,925
     10              June 2008 MIB Index                                   2,366,831         2,418,801             35,907
     10              June 2008 SPI 200 Index                               1,215,576         1,232,851             15,810
     105             June 2008 Swiss Franc                                12,943,875        13,211,625            267,750
     79              June 2008 Topix Index                                 9,886,931         9,633,276           (217,947)
     93              June 2008 TSE 60 Index                               14,541,040        14,239,252             83,536
                                                                                                               ----------
                                                                                                                  386,919
                                                                                                               ----------
                                                                                                               $  386,919
                                                                                                               ==========

FORWARD CURRENCY CONTRACTS

                                                                                                                UNREALIZED
                                                                      IN EXCHANGE                             APPRECIATION/
DESCRIPTION                                                               FOR                                 (DEPRECIATION)
Sell Contracts
  3,352,500              British Pounds                              $ 6,640,364                               $    1,205
                                                                                                               ==========

TOTAL RETURN SWAPS CONTRACTS

                                                                                                                  NET
                                                                                                                UNREALIZED
                                                                                                              APPRECIATION/
EXPIRATION DATE      COUNTERPARTY          PAY               RECEIVE        NOTIONAL AMOUNT                   (DEPRECIATION)

Long Total Return Swaps Contracts
                                       1 Month LIBOR
                                           plus a
                                         specified         iShares MSCI
  02/24/2009         Bear Stearns          spread            EAFE Index        $5,321,400                      $    8,158
                                                                                                               ==========

See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)                                                      MARCH 31, 2008

                                                                                              NUMBER OF
                                                                                                SHARES             VALUE

INVESTMENTS -- 100.1% OF NET ASSETS

COMMON STOCKS -- 65.0%

AEROSPACE & DEFENSE -- 2.2%
AAR Corp. (a)                                                                                      61,500        $  1,677,106
Boeing Co.                                                                                          8,400             624,708
L-3 Communications Holdings, Inc.                                                                   5,200             568,568
Lockheed Martin Corp.                                                                               6,600             655,380
Northrop Grumman Corp.                                                                              7,900             614,699
Raytheon Co.                                                                                        3,100             200,291
                                                                                                                 ------------
                                                                                                                    4,340,752
                                                                                                                 ------------

BEVERAGES -- 0.6%
Coca-Cola Enterprises, Inc.                                                                         9,200             222,640
Molson Coors Brewing Co., Class B                                                                   3,900             205,023
PepsiCo, Inc.                                                                                      10,900             786,980
                                                                                                                 ------------
                                                                                                                    1,214,643
                                                                                                                 ------------

BIOTECHNOLOGY -- 0.1%
Amgen, Inc. (a)                                                                                     4,800             200,544
                                                                                                                 ------------

BUILDING PRODUCTS -- 0.9%
Armstrong World Industries, Inc.                                                                   51,000           1,818,660
                                                                                                                 ------------

CAPITAL MARKETS -- 1.5%
Ameriprise Financial, Inc.                                                                          9,700             502,945
Charles Schwab Corp. (The)                                                                         27,100             510,293
Franklin Resources, Inc.                                                                            5,500             533,445
Goldman Sachs Group, Inc.                                                                           4,300             711,177
Morgan Stanley                                                                                     13,300             607,810
TD Ameritrade Holding Corp. (a)                                                                    10,900             179,959
                                                                                                                 ------------
                                                                                                                    3,045,629
                                                                                                                 ------------

CHEMICALS -- 2.4%
Dow Chemical Co. (The)                                                                             12,100             445,885
Nalco Holding Co.                                                                                 124,468           2,632,498
Rohm & Haas Co.                                                                                     3,800             205,504
Tronox, Inc., Class A                                                                              35,000             139,650
Tronox, Inc., Class B                                                                              31,000             120,900
Valspar Corp.                                                                                      64,500           1,279,680
                                                                                                                 ------------
                                                                                                                    4,824,117
                                                                                                                 ------------

COMMERCIAL BANKS -- 1.9%
Fifth Third Bancorp                                                                                13,900             290,788
North Valley Bancorp                                                                               69,300             823,284
Prosperity Bancshares, Inc.                                                                        46,187           1,323,719
South Financial Group, Inc. (The)                                                                  64,000             951,040
Wachovia Corp.                                                                                      6,800             183,600
Wells Fargo & Co.                                                                                  10,300             299,730
                                                                                                                 ------------
                                                                                                                    3,872,161
                                                                                                                 ------------

COMMUNICATIONS EQUIPMENT -- 0.4%
Cisco Systems, Inc. (a)                                                                            15,500             373,395
Juniper Networks, Inc. (a)                                                                         12,600             315,000
                                                                                                                 ------------
                                                                                                                      688,395
                                                                                                                 ------------

COMPUTERS & PERIPHERALS -- 0.9%
Hewlett-Packard Co.                                                                                22,100           1,009,086
International Business Machines Corp. (IBM)                                                         2,900             333,906
Seagate Technology                                                                                 21,600             452,304
                                                                                                                 ------------
                                                                                                                    1,795,296
                                                                                                                 ------------

DIVERSIFIED CONSUMER SERVICES -- 2.9%
Apollo Group, Inc., Class A (a)                                                                     3,200             138,240
DeVry, Inc.                                                                                        96,000           4,016,640
ITT Educational Services, Inc. (a)                                                                 37,100           1,704,003
                                                                                                                 ------------
                                                                                                                    5,858,883
                                                                                                                 ------------

DIVERSIFIED FINANCIAL SERVICES -- 0.6%
JPMorgan Chase & Co.                                                                               25,900           1,112,405
                                                                                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
AT&T, Inc.                                                                                         22,392             857,614
General Communications, Inc., Class A (a)                                                          94,100             577,774
Verizon Communications, Inc.                                                                       10,100             368,145
                                                                                                                 ------------
                                                                                                                    1,803,533
                                                                                                                 ------------

ELECTRIC UTILITIES -- 1.7%
American Electric Power Co., Inc.                                                                   2,000              83,260
Edison International                                                                                9,500             465,690
FirstEnergy Corp.                                                                                   8,500             583,270
Portland General Electric Co.                                                                     102,100           2,302,355
                                                                                                                 ------------
                                                                                                                    3,434,575
                                                                                                                 ------------

ELECTRICAL EQUIPMENT -- 0.2%
Rockwell Automation, Inc.                                                                           7,000             401,940
                                                                                                                 ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.3%
Checkpoint Systems, Inc. (a)                                                                      181,700           4,878,645
Rogers Corp. (a)                                                                                   49,000           1,637,090
                                                                                                                 ------------
                                                                                                                    6,515,735
                                                                                                                 ------------

ENERGY EQUIPMENT & SERVICES -- 0.4%
Cal Dive International, Inc. (a)                                                                   29,500             306,210
Halliburton Co.                                                                                    11,500             452,295
                                                                                                                 ------------
                                                                                                                      758,505
                                                                                                                 ------------

FOOD & STAPLES RETAILING -- 0.6%
Geerlings & Wade, Inc. (a)                                                                         66,300              41,769
Kroger Co. (The)                                                                                   20,900             530,860
Safeway, Inc.                                                                                       8,000             234,800
Sysco Corp.                                                                                        16,100             467,222
                                                                                                                 ------------
                                                                                                                    1,274,651
                                                                                                                 ------------

FOOD PRODUCTS -- 0.7%
Archer-Daniels-Midland Co.                                                                          8,300             341,628
ConAgra Foods, Inc.                                                                                18,300             438,285
General Mills, Inc.                                                                                 9,500             568,860
                                                                                                                 ------------
                                                                                                                    1,348,773
                                                                                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
Accuray, Inc. (a)                                                                                  78,500             613,085
Cooper Companies, Inc. (The)                                                                       64,398           2,217,223
PharmChem, Inc. (a) (b)                                                                           269,200                 269
                                                                                                                 ------------
                                                                                                                    2,830,577
                                                                                                                 ------------

HEALTH CARE PROVIDERS & SERVICES -- 6.1%
Aetna, Inc.                                                                                        11,100             467,199
AmerisourceBergen Corp.                                                                             9,500             389,310
Cardinal Health, Inc.                                                                              10,200             535,602
CIGNA Corp.                                                                                        10,800             438,156
Express Scripts, Inc. (a)                                                                           8,500             546,720
LifePoint Hospitals, Inc. (a)                                                                      93,747           2,575,230
Lincare Holdings, Inc. (a)                                                                         20,000             562,200
McKesson Corp.                                                                                      9,500             497,515
Medco Health Solutions, Inc. (a)                                                                    6,800             297,772
Odyssey HealthCare, Inc. (a)                                                                      105,100             945,900
Owens & Minor, Inc.                                                                                50,800           1,998,472
UnitedHealth Group, Inc.                                                                           15,600             536,016
Universal Health Services, Inc., Class B                                                           37,000           1,986,530
Wellpoint, Inc. (a)                                                                                 7,000             308,910
                                                                                                                 ------------
                                                                                                                   12,085,532
                                                                                                                 ------------

HOTELS, RESTAURANTS & LEISURE -- 0.7%
California Pizza Kitchen, Inc. (a)                                                                 26,000             340,860
Ruby Tuesday, Inc.                                                                                 65,000             487,500
Yum! Brands, Inc.                                                                                  14,700             546,987
                                                                                                                 ------------
                                                                                                                    1,375,347
                                                                                                                 ------------

HOUSEHOLD DURABLES -- 0.1%
Garmin Ltd.                                                                                         2,000             108,020
                                                                                                                 ------------

HOUSEHOLD PRODUCTS -- 0.4%
Kimberly-Clark Corp.                                                                                4,500             290,475
Procter & Gamble Co.                                                                                8,400             588,588
                                                                                                                 ------------
                                                                                                                      879,063
                                                                                                                 ------------

INSURANCE -- 3.2%
Allstate Corp. (The)                                                                               12,200             586,332
Aon Corp.                                                                                           4,700             188,940
Arthur J. Gallagher & Co.                                                                          50,000           1,181,000
Brown & Brown, Inc.                                                                                60,000           1,042,800
Chubb Corp.                                                                                        11,200             554,176
Hilb, Rogal & Hobbs Co.                                                                            42,200           1,328,034
Loews Corp.                                                                                         6,000             241,320
MetLife, Inc.                                                                                       6,500             391,690
Principal Financial Group                                                                           3,700             206,164
Travelers Companies, Inc. (The)                                                                    11,500             550,275
                                                                                                                 ------------
                                                                                                                    6,270,731
                                                                                                                 ------------

INTERNET SOFTWARE & SERVICES -- 0.2%
eBay, Inc. (a)                                                                                      6,600             196,944
Google, Inc., Class A (a)                                                                             400             176,188
                                                                                                                 ------------
                                                                                                                      373,132
                                                                                                                 ------------

IT SERVICES -- 1.0%
Automatic Data Processing, Inc.                                                                    13,200             559,548
MoneyGram International, Inc.                                                                     165,500             307,830
Wright Express Corp. (a)                                                                           37,800           1,161,594
                                                                                                                 ------------
                                                                                                                    2,028,972
                                                                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Thermo Fisher Scientific, Inc. (a)                                                                 38,400           2,182,656
                                                                                                                 ------------

MACHINERY -- 0.9%
Caterpillar, Inc.                                                                                   8,600             673,294
Cummins, Inc.                                                                                       9,000             421,380
Eaton Corp.                                                                                         2,400             191,208
Parker-Hannifin Corp.                                                                               6,800             471,036
                                                                                                                 ------------
                                                                                                                    1,756,918
                                                                                                                 ------------

MEDIA -- 3.5%
Cox Radio, Inc., Class A (a)                                                                      176,036           2,091,308
DIRECTV Group, Inc. (The) (a)                                                                      24,500             607,355
Liberty Global, Inc., Class A (a)                                                                   9,600             327,168
Live Nation, Inc. (a)                                                                             203,669           2,470,505
Time Warner, Inc.                                                                                  43,400             608,468
Viacom, Inc., Class B (a)                                                                           4,900             194,138
Walt Disney Co. (The)                                                                              20,200             633,876
                                                                                                                 ------------
                                                                                                                    6,932,818
                                                                                                                 ------------

METALS & MINING -- 1.0%
Alcoa, Inc.                                                                                         5,300             191,118
Haynes International, Inc. (a)                                                                     21,000           1,152,480
Nucor Corp.                                                                                         8,300             562,242
Pacific Rim Mining Corp. (Canada) (a) (c) (d)                                                      35,000              39,550
                                                                                                                 ------------
                                                                                                                    1,945,390
                                                                                                                 ------------

MULTI-UTILITIES -- 0.3%
Public Service Enterprise Group, Inc.                                                              12,200             490,318
                                                                                                                 ------------

MULTILINE RETAIL -- 2.0%
Big Lots, Inc. (a)                                                                                110,125           2,455,788
Macy's, Inc.                                                                                       14,900             343,594
Saks, Inc. (a)                                                                                    100,000           1,247,000
                                                                                                                 ------------
                                                                                                                    4,046,382
                                                                                                                 ------------

OFFICE ELECTRONICS -- 1.4%
Zebra Technologies Corp., Class A (a)                                                              83,600           2,785,552
                                                                                                                 ------------

OIL, GAS & CONSUMABLE FUELS -- 5.8%
Chevron Corp.                                                                                      13,700           1,169,432
ConocoPhillips                                                                                     14,000           1,066,940
Exxon Mobil Corp.                                                                                  24,500           2,072,210
Marathon Oil Corp.                                                                                 12,400             565,440
Murphy Oil Corp.                                                                                    6,500             533,910
Petro-Canada - NYSE Shares(Canada)                                                                  8,500             368,985
Plains Exploration & Production Co. (a)                                                            35,610           1,892,315
Stone Energy Corp. (a)                                                                             64,000           3,347,840
Valero Energy Corp.                                                                                10,700             525,477
                                                                                                                 ------------
                                                                                                                   11,542,549
                                                                                                                 ------------

PAPER & FOREST PRODUCTS -- 0.1%
International Paper Co.                                                                             8,300             225,760
                                                                                                                 ------------

PHARMACEUTICALS -- 1.4%
Forest Laboratories, Inc. (a)                                                                       5,000             200,050
Johnson & Johnson                                                                                   7,100             460,577
Pfizer, Inc.                                                                                       54,800           1,146,964
Salix Pharmaceuticals Ltd. (a)                                                                    163,700           1,028,036
                                                                                                                 ------------
                                                                                                                    2,835,627
                                                                                                                 ------------

ROAD & RAIL -- 1.7%
Avis Budget Group, Inc. (a)                                                                       236,500           2,511,630
CSX Corp.                                                                                           6,600             370,062
Norfolk Southern Corp.                                                                             10,600             575,792
                                                                                                                 ------------
                                                                                                                    3,457,484
                                                                                                                 ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
Cabot Microelectronics Corp. (a)                                                                   71,300           2,292,295
Texas Instruments, Inc.                                                                            21,900             619,113
                                                                                                                 ------------
                                                                                                                    2,911,408
                                                                                                                 ------------

SOFTWARE -- 1.6%
Adobe Systems, Inc. (a)                                                                            14,700             523,173
Microsoft Corp.                                                                                    51,700           1,467,246
NexPrise, Inc. (a) (b)                                                                             28,553               4,568
Oracle Corp. (a)                                                                                   34,800             680,688
Preview Systems, Inc. (b)                                                                          66,800                 334
Symantec Corp. (a)                                                                                 29,600             491,952
                                                                                                                 ------------
                                                                                                                    3,167,961
                                                                                                                 ------------

SPECIALTY RETAIL -- 4.8%
Aaron Rents, Inc.                                                                                 119,298           2,569,679
Best Buy Co., Inc.                                                                                 11,600             480,936
Gap, Inc. (The)                                                                                    20,800             409,344
PetSmart, Inc.                                                                                    109,700           2,242,268
Sally Beauty Holdings, Inc. (a)                                                                   178,641           1,232,623
Zale Corp. (a)                                                                                    135,800           2,683,408
                                                                                                                 ------------
                                                                                                                    9,618,258
                                                                                                                 ------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
Nike, Inc., Class B                                                                                10,000             680,000
                                                                                                                 ------------

THRIFTS & MORTGAGE FINANCE -- 1.6%
BankUnited Financial Corp., Class A                                                                62,000             310,620
Downey Financial Corp.                                                                             31,395             577,040
Hudson City Bancorp, Inc.                                                                          10,900             192,712
People's United Financial, Inc.                                                                   121,200           2,097,972
                                                                                                                 ------------
                                                                                                                    3,178,344
                                                                                                                 ------------

TRADING COMPANIES & DISTRIBUTORS -- 0.5%
United Rentals, Inc. (a)                                                                           50,200             945,768
                                                                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Rogers Communications, Inc., Class B - NYSE Shares(Canada)                                          6,300             226,296
Sprint Nextel Corp.                                                                                36,700             245,523
                                                                                                                 ------------
                                                                                                                      471,819
                                                                                                                 ------------

Total Common Stocks
  (Cost $126,827,004)                                                                                             129,435,583
                                                                                                                 ------------

COMMINGLED INVESTMENT VEHICLES -- 24.7%

PRIVATE INVESTMENT FUNDS (e) -- 24.7%
Adage Capital Partners, LP  (a) (b) (c) (d)                                                                        30,209,560
Freeman Fair Value Fund I, LP  (a) (c) (d)                                                                         18,780,136
Gotham Partners, LP  (a) (b) (c) (d)                                                                                  127,994
                                                                                                                 ------------

Total Commingled Investment Vehicles
  (Cost $38,497,786)                                                                                               49,117,690
                                                                                                                 ------------
                                                                 INTEREST       MATURITY       PRINCIPAL
                                                                   RATE           DATE          AMOUNT               VALUE
SHORT-TERM INVESTMENTS -- 10.4%

REPURCHASE AGREEMENT -- 7.4%

State Street Bank & Trust Co. Repurchase Agreement
  issued on 03/31/08 (proceeds at maturity $13,805,000)
  (Collateralized by a US Treasury Inflation-Indexed Note,
  4.38%, due 08/15/12 with a principal value of $13,805,000 and a market value, including accrued interest, of $15,104,865)
  (Cost $14,793,128)                                               0.250%          04/01/08    $ 14,793,128        14,793,128
                                                                                                                 ------------

US TREASURY SECURITIES -- 3.0%
US Treasury Bill (f)                                                               04/10/08       1,000,000           999,754
US Treasury Bill (f)                                                               05/01/08       1,000,000           999,302
US Treasury Bill (f) (g)                                                           05/29/08       4,000,000         3,991,604
                                                                                                                 ------------

Total US Treasury Securities
  (Cost $5,974,918)                                                                                                 5,990,660
                                                                                                                 ------------

Total Short-Term Investments
  (Cost $20,768,046)                                                                                               20,783,788
                                                                                                                 ------------

Total Investments -- 100.1%
  (Cost $186,092,836)                                                                                             199,337,061

Liabilities in Excess of Other Assets -- (0.1)%                                                                      (211,612)
                                                                                                                 ------------

Net Assets -- 100.0%                                                                                             $199,125,449
                                                                                                                 ============

  * Approximately 58% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a) Non income-producing security.
(b) Illiquid security.
(c) Restricted Securities. The following restricted securities were held by the fund as of March 31, 2008, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Freeman Fair Value Fund I, LP, and Pacific Rim Mining Corp. (Canada). TIP's board of directors deemed PacificRim Mining Corp. (Canada) to be liquid. The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven calendar days notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

                                                                   DATE OF
INVESTMENT                                                       ACQUISITION              COST            VALUE

Adage Capital Partners, LP                                    01/01/02-06/30/03       $19,847,065      $30,209,560
Freeman Fair Value Fund I, LP                                 10/01/04-12/31/04        18,000,000       18,780,136
Gotham Partners, LP                                                06/29/97               650,721          127,994
Pacific Rim Mining Corp. (Canada)                                  06/01/04               100,800           39,550
                                                                                                       -----------
Total                                                                                                  $49,157,240
                                                                                                       ===========

(d) Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $49,157,240, which represents 24.69% of the fund's net assets.
(e) Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2008. These positions are therefore grouped into their own industry classification.
(f) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g) Security or a portion thereof is pledged as initial margin for financial futures contracts.

FINANCIAL FUTURES CONTRACTS
                                                                          INITIAL
                                                                          NOTIONAL          NOTIONAL            UNREALIZED
     NUMBER OF                                                             VALUE/           VALUE AT           APPRECIATION/
     CONTRACTS       TYPE                                                (PROCEEDS)       MARCH 31, 2008      (DEPRECIATION)
                     Long Financial Futures Contracts
238                  June 2008 S&P 500 Index                            $ 76,907,942      $ 78,778,000        $ 1,870,058
                     Short Financial Futures Contracts
18                   June 2008 MidCap 400 Index                           (6,889,500)       (7,033,500)          (144,000)
90                   June 2008 Russell 2000 Index                       $(29,845,625)      (31,050,000)        (1,204,375)
                                                                                                              -----------
                                                                                                               (1,348,375)
                                                                                                              -----------
                                                                                                              $   521,683
                                                                                                              ===========
See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)                                                     MARCH 31, 2008
                                                                 INTEREST       MATURITY       PRINCIPAL
                                                                   RATE           DATE          AMOUNT               VALUE
INVESTMENTS -- 99.9% OF NET ASSETS

SHORT-TERM INVESTMENTS -- 99.9%

REPURCHASE AGREEMENT -- 1.0%
State Street Bank & Trust Co. Repurchase Agreement
  issued on 03/31/08 (proceeds at maturity $1,410,000)
  (Collateralized by a US Treasury Inflation-Indexed Note,
  4.38%, due 08/15/12 with a principal value of $1,410,000 and a market value, including accrued interest, of $1,542,764)
  (Cost $1,511,296)                                                0.250%          04/01/08    $  1,511,296      $  1,511,296
                                                                                                                 ------------
US TREASURY SECURITIES -- 98.9%
US Treasury Bill (a)                                                               04/10/08       7,000,000         6,998,278
US Treasury Bill (a)                                                               05/08/08       1,000,000           998,707
US Treasury Bill (a)                                                               05/15/08       2,000,000         1,996,938
US Treasury Bill (a)                                                               06/26/08      30,500,000        30,405,267
US Treasury Bill (a)                                                               07/03/08       4,000,000         3,988,004
US Treasury Bill (a)                                                               07/31/08       4,000,000         3,981,648
US Treasury Bill (a)                                                               08/28/08      56,000,000        55,661,144
US Treasury Bill (a)                                                               09/04/08      25,000,000        24,840,750
US Treasury Bill (a)                                                               09/25/08      24,000,000        23,827,488
                                                                                                                 ------------

Total US Treasury Securities
  (Cost $152,443,122)                                                                                             152,698,224
                                                                                                                 ------------

Total Short-Term Investments
  (Cost $153,954,418)                                                                                             154,209,520
                                                                                                                 ------------

Total Investments -- 99.9%
  (Cost $153,954,418)                                                                                             154,209,520

Other Assets in Excess of Liabilities -- 0.1%                                                                         133,161
                                                                                                                 ------------

Net Assets -- 100.0%                                                                                             $154,342,681
                                                                                                                 ============

(a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated  principal amount.


See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)                    MARCH 31, 2008

1. ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. TIP currently has four active funds: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the "funds."

Investment Objectives

-------------------------------------------------------------------------------
FUND                   INVESTMENT OBJECTIVES
-------------------------------------------------------------------------------

Multi-Asset            Attain a growing stream of current income and
                       appreciation of principal that at least offsets inflation.

International Equity   Attain appreciation of principal that at least offsets
                       inflation.

US Equity              Attain a growing stream of current income and
                       appreciation of principal that at least offsets inflation.

Short-Term             Attain as high a rate of current income as is consistent
                       with ensuring that the fund's risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close of the market. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and over-the-counter options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value net of any applicable sales loads.

Certain funds employ a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined. If the funds' valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at "fair value." If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices of exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that a fund could reasonably expect to receive from the private investment fund if the fund's interest in the private investment was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Financial Accounting Standards No. 157

The funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      o Level 1 - quoted prices in active markets for identical investments
      o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
      o Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2008 in valuing the funds' investments carried at value:

ASSET VALUATION INPUTS

                                                    LEVEL 1          LEVEL 2**         LEVEL 3***          TOTAL
  MULTI-ASSET FUND
             Assets
               Investments in Securities      $1,561,399,096      $ 469,077,096     $ 408,686,388    $2,439,162,580
               Other Financial
               Instruments*                       17,548,174            218,557                --        17,766,731
             Liabilities
               Securities Sold Short
                                                 (12,534,894)        (1,393,983)               --       (13,928,877)
               Other Financial
               Instruments*                               --           (624,692)               --          (624,692)

  INTERNATIONAL EQUITY FUND
               Investments in Securities          47,201,990        273,747,404        42,012,077       362,961,471
               Other Financial
               Instruments*                        7,133,244              8,158                --         7,141,402

  US EQUITY FUND
               Investments in Securities         150,219,037                334        49,117,690       199,337,061
               Other Financial
               Instruments*                          521,683                 --                --           521,683

  SHORT-TERM FUND
               Investments in Securities         154,209,520                 --                --       154,209,520

  * Other financial instruments include futures, forwards, and swap contracts.
 ** Includes listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
*** Includes private investment funds, for which market quotations are not readily available.

The following is a reconciliation of invesments in securities for which significant unobservable inputs (Level 3)
were used in determining value:

                                                                          INTERNATIONAL
                                                     MULTI-ASSET FUND      EQUITY FUND       US EQUITY FUND
BALANCE AS OF 12/31/07                                $ 409,284,856        $ 41,482,942       $ 53,244,047
Realized gain (loss)                                      7,301,000                  --                --
Change in unrealized appreciation/depreciation          (15,899,468)            529,135         (4,126,357)
Net purchases (sales)                                     8,000,000                  --                 --
                                                      -------------        ------------       ------------
BALANCE AS OF 03/31/08                                $ 408,686,388        $ 42,012,077       $ 49,117,690
                                                      =============        ============       ============

NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION FROM
INVESTMENTS STILL HELD AS OF 03/31/08 FOR THE
PERIOD ENDED 03/31/08                                 $  (8,598,468)       $    529,135       $ (4,126,357)

New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3. FINANCIAL INSTRUMENTS

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Financial Futures Contracts

The funds may invest in financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the approximate amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its market exposures and its exposure to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. A fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, a fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by a fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

Each fund may use option contracts to manage its market exposures and its exposure to fluctuation in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a fund, and/or the termination value at the end of the contract. Therefore, the fund considers the creditworthiness of each counterparty to a swap contract when evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund's valuation procedures.

Commodity Index-Linked Notes

The Multi-Asset Fund may invest in structured notes whose value is based on the price movements of commodities, including an index of commodities. The value of those notes will rise and fall in response to changes in the underlying commodities, and the amount of such response will depend upon the amount of leverage embedded in the note. These types of notes may be more or less volatile and more or less liquid than more traditional debt securities. Fluctuations in the value of these notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily and received periodically throughout the term of notes. Realized gains/losses are recorded at the maturity or termination of the notes.

4. INVESTMENT TRANSACTIONS

For federal income tax purposes, the cost of securities owned at March 31, 2008, the aggregate gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) on securities owned and securities sold short at March 31, 2008, for each fund are as follows:

-----------------------------------------------------------------------------------------------------------
                                   GROSS             GROSS          NET UNREALIZED
FUND                           APPRECIATION       DEPRECIATION       APPRECIATION              COST
-----------------------------------------------------------------------------------------------------------
Multi-Asset                     $209,617,460      $(60,459,061)         $149,158,399        $2,290,004,181
International Equity              79,319,978       (12,382,947)           66,937,031           296,024,440
US Equity                         27,153,920       (21,290,375)            5,863,545           193,473,516
Short-Term                           255,954              (852)              255,102           153,954,418

5. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities and asset-backed securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at March 31, 2008 were as follows:

-------------------------------------------------------------------------------
DESCRIPTION                                                          FACE VALUE
-------------------------------------------------------------------------------

MULTI-ASSET FUND
JP Morgan Chase & Co., 1.00%, dated 03/14/08, to be
  repurchased on 04/02/08 at $55,025,741                            $54,994,425

JP Morgan Chase & Co., 1.75%, dated 03/25/08, to be
  repurchased on 04/01/08 at $16,545,628                             16,540,000
                                                                    -----------
Total reverse repurchase agreements                                 $71,534,425
                                                                    ===========
Average balance outstanding*                                        $66,141,704

Average interest rate                                                     2.46%

----------
* Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TIFF Advisory Services, Inc. or the relevant money manager on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in triparty repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6. DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund may enter into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

7. CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund's portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the "1940 Act") (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                            TIFF Investment Program, Inc.

                                            By: /s/ Richard J. Flannery
                                            -----------------------------------
                                            Richard J. Flannery, President and
                                            Chief Executive Officer

Date May 28, 2008
     --------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            By: /s/ Richard J. Flannery
                                            -----------------------------------
                                            Richard J. Flannery, President and
                                            Chief Executive Officer
Date May 28, 2008
     --------------------

                                            By: /s/ William E. Vastardis
                                            -----------------------------------
                                            William E. Vastardis, Treasurer and
                                            Chief Financial Officer
Date May 28, 2008
     --------------------